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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08405

Evergreen Select Money Market Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 6 of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund, for the year ended February 29, 2004. These 6 series have a 2/29 fiscal year end.

Date of reporting period: 2/29/2004

Item 1 - Reports to Stockholders.

Evergreen Institutional 100% Treasury Money Market Fund

Evergreen Institutional 100% Treasury Money Market Fund: Annual Report as of February 29, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
9	STATEMENT OF ASSETS AND LIABILITIES
10	STATEMENT OF OPERATIONS
11	STATEMENTS OF CHANGES IN NET ASSETS
12	NOTES TO FINANCIAL STATEMENTS
15	INDEPENDENT AUDITORS' REPORT
16	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

April 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Institutional 100% Treasury Money Market Fund, which covers the 12-month period ended February 29, 2004.

Twelve months ago, it was the opinion of many investors that conditions in the financial markets could not get any worse. Most recently, many of those same investors felt things could not get any better. If the past year can be used as an example, we believe the importance of proper asset allocation between stocks, bonds and cash cannot be overstated. In particular, money market funds have provided investors with a degree of balance during periods of market turmoil and a form of liquidity during buying opportunities. Those portfolios diversified between municipals, treasuries, and money market funds managed to weather a variety of storms over the past year. Despite geopolitical concerns, a summer of volatile interest rates, changes in tax legislation, and a strengthening economy, many diversified investors enjoyed the benefits of proper asset allocation while contributing to the long-term performance of their portfolios.

The period began with tremendous uncertainty related to the potential for war with Iraq. As diplomacy faltered in the early months of 2003, many investors sought the relative safety of U.S. Treasury securities. As more and more investors employed this strategy, the rising demand resulted in higher prices and lower yields, enabling investment returns to become a self-fulfilling prophecy, at least for a short while. This increasingly popular strategy, though, soon helped set the stage for a summer of volatility unmatched in recent history.

At the conclusion of its monetary policy meeting in May, the Federal

1

LETTER TO SHAREHOLDERS continued

Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation". Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic GDP forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

The markets for bonds and cash began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved as the year progressed, the wildcard for investors remained sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Yet many businesses have substantially increased capital investment and we expect payrolls to continue to increase gradually over the coming months.

Thus far, the Federal Reserve has been true to its word. Despite solid economic growth, central bankers have not wavered from their theme of policy accommodation. Indeed, the message was refined at the conclusion of the January Federal Open Market Committee meeting, yet these changes were more semantic in nature. Instead of the "considerable period" wording, the Fed switched its statement to read that they would remain "patient" in their policy accommodation. Either way, interest rates remain near

2

LETTER TO SHAREHOLDERS continued

45-year lows, and we believe this monetary policy stance will continue until sustainable payroll growth or pricing pressures develop in the overall economy.

We believe that in this environment, and over the long-term, diversification methods including money market funds will continue to play an important role in the performance of investment portfolios. Those investors employing these strategies should be able to better balance the risks and opportunities presented by the markets, while also taking steps to address specific capital preservation needs. As always, we strongly recommend that investors maintain a proper asset allocation within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of February 29, 2004

MANAGEMENT TEAM

J. Kellie Allen

Bryan K. White, CFA

PERFORMANCE AND RETURNS*1

Portfolio inception date: 12/8/1997

			Lipper	Merrill
		Institutional	Institutional	Lynch
	Institutional	Service	U.S. Treasury	3-Month
	Shares	Shares	Money	U.S.
	(Class I)	(Class IS)	Markets	Treasury
Class inception date	12/8/1997	12/22/1997	Median	Bill Index[2]

Average annual return

1 year	0.70%	0.45%	0.69%	1.12%

5 year	3.24%	2.98%	3.13%	3.56%

Since portfolio inception	3.58%	3.31%	3.51%	3.86%

7-day annualized yield	0.63%	0.38%	N/A	N/A

30-day annualized yield	0.61%	0.36%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 29, 2004, there were 144 funds in the Lipper Institutional U.S. Treasury Money Markets category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

7-DAY ANNUALIZED YIELD

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain more current performance information please go to www.EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.25% for Class IS. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Each class is only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 29, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS I	2004[1]	2003	2002	2001	2000[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.007	0.015	0.032	0.058	0.047
Distributions to shareholders from
Net investment income	-0.007	-0.015	-0.032	-0.058	-0.047
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.70%	1.48%	3.28%	5.98%	4.85%
Ratios and supplemental data
Net assets, end of period (thousands)	$449,943	$487,684	$409,199	$239,204	$352,985
Ratios to average net assets
Expenses[2]	0.31%	0.18%	0.13%	0.12%	0.11%
Net investment income	0.70%	1.44%	3.05%	5.82%	4.72%

[1] Year ended February 29. [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS IS	2004[1]	2003	2002	2001	2000[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.004	0.012	0.030	0.056	0.045
Distributions to shareholders from
Net investment income	-0.004	-0.012	-0.030	-0.056	-0.045
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.45%	1.23%	3.02%	5.71%	4.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$256,132	$364,153	$219,117	$284,237	$178,432
Ratios to average net assets
Expenses[2]	0.56%	0.43%	0.38%	0.37%	0.36%
Net investment income	0.45%	1.19%	3.01%	5.60%	4.57%

[1] Year ended February 29. [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

February 29, 2004

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 99.9%
U.S. Treasury Bills*:
0.80%, 3/4/2004	$ 10,851,000	$ 10,850,277
0.84%, 3/25/2004	86,312,000	86,263,665
0.86%, 3/4/2004	32,080,000	32,077,661
0.86%, 3/11/2004	141,715,000	141,681,146
0.87%, 3/4/2004	98,266,000	98,258,876
0.87%, 3/11/2004	5,569,000	5,567,654
0.87%, 4/1/2004	1,233,000	1,232,076
0.88%, 3/18/2004	56,127,000	56,103,278
0.89%, 3/4/2004	75,000,000	74,994,469
0.89%, 3/18/2004	50,000,000	49,978,927
0.89%, 4/1/2004	3,745,000	3,742,114
0.89%, 5/6/2004	2,738,000	2,733,507
0.90%, 4/1/2004	12,459,000	12,449,291
0.93%, 3/25/2004	12,962,000	12,953,963
U.S. Treasury Notes:
1.75%, 12/31/2004	15,000,000	15,034,385
2.13%, 8/31/2004	40,068,000	40,244,918
2.88%, 6/30/2004	25,000,000	25,150,065
3.38%, 4/30/2004	10,000,000	10,033,957
5.88%, 11/15/2004	25,000,000	25,789,950
Total Investments (cost $705,140,179) 99.9%		705,140,179
Other Assets and Liabilities 0.1%		935,092
Net Assets 100.0%		$ 706,075,271

*Rate shown represents the yield to maturity at date of purchase.
See Notes to Financial Statements

8

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004

Assets
Investments at amortized cost	$ 705,140,179
Interest receivable	1,137,343
Prepaid expenses and other assets	99,805

Total assets	706,377,327

Liabilities
Dividends payable	225,164
Due to custodian bank	809
Advisory fee payable	12,146
Distribution Plan expenses payable	5,245
Due to other related parties	3,699
Accrued expenses and other liabilities	54,993

Total liabilities	302,056

Net assets	$ 706,075,271

Net assets represented by
Paid-in capital	$ 705,858,119
Undistributed net investment income	220,382
Accumulated net realized losses on securities	(3,230)

Total net assets	$ 706,075,271

Net assets consists of
Class I	$ 449,943,180
Class IS	256,132,091

Total net assets	$ 706,075,271

Shares outstanding
Class I	449,709,524
Class IS	255,976,610

Net asset value per share
Class I	$ 1.00
Class IS	$ 1.00

See Notes to Financial Statements

9

STATEMENT OF OPERATIONS

Year Ended February 29, 2004

Investment income
Interest	$ 8,062,853

Expenses
Advisory fee	1,686,274
Distribution Plan expenses	863,576
Administrative services fee	479,826
Transfer agent fees	5,796
Trustees' fees and expenses	11,465
Printing and postage expenses	17,959
Custodian and accounting fees	173,372
Registration and filing fees	92,885
Professional fees	27,781
Other	8,815

Total expenses	3,367,749
Less: Expense reductions	(2,236)
Fee waivers	(36,199)

Net expenses	3,329,314

Net investment income	4,733,539

Net realized gains on securities	35,385

Net increase in net assets resulting from operations	$ 4,768,924

See Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,
	2004 (a)		2003

Operations
Net investment income		$ 4,733,539		$ 11,090,132
Net realized gains on securities		35,385		19,962

Net increase in net assets resulting from operations
		4,768,924		11,110,094

Distributions to shareholders from
Net investment income
Class I		(3,175,524)		(7,118,792)
Class IS		(1,557,097)		(3,972,544)

Total distributions to shareholders		(4,732,621)		(11,091,336)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	2,126,578,203	2,126,578,203	2,058,981,803	2,058,981,803
Class IS	657,272,790	657,272,790	1,148,713,473	1,148,713,473

		2,783,850,993		3,207,695,276

Net asset value of shares issued in reinvestment of distributions
Class I	362,460	362,460	1,323,338	1,323,338
Class IS	397,928	397,928	1,097,703	1,097,703

		760,388		2,421,041

Payment for shares redeemed
Class I	(2,164,700,506)	(2,164,700,506)	(1,981,831,918)	(1,981,831,918)
Class IS	(765,708,019)	(765,708,019)	(1,004,783,348)	(1,004,783,348)

		(2,930,408,525)		(2,986,615,266)

Net increase (decrease) in net
assets resulting from capital share transactions
		(145,797,144)		223,501,051

Total increase (decrease) in
net assets		(145,760,841)		223,519,809
Net assets
Beginning of period		851,836,112		628,316,303

End of period		$ 706,075,271		$ 851,836,112

Undistributed net investment income
		$ 220,382		$ 180,849

(a) Year ended February 29.
See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional 100% Treasury Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") and Institutional Service ("Class IS") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee. Class I shares are not subject to a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation.

12

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.21% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended February 29, 2004, EIMC waived its fee in the amount of $36,199. Total amounts subject to recoupment as of February 29, 2004 were $117,657.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5. SECURITIES TRANSACTIONS

On February 29, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 29, 2004, the Fund incurred and will elect to defer post-October capital losses of $3,230.

13

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 29, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 29, 2004, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $220,382 and post-October loss in the amount of $3,230.

Additionally, short-term capital gains are treated as ordinary income for income tax purposes.

The tax character of distributions paid for the years ended February 29, 2004 and February 28, 2003 were $4,732,621 and $11,091,336, respectively, of ordinary income.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended February 29, 2004, the Fund had no borrowings under this agreement.

14

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional 100% Treasury Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 29, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional 100% Treasury Money Market Fund, as of February 29, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
April 2, 2004

15

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

16

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

17

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $250.4 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of February 29, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565575 rv1     4/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Institutional Money Market Fund

Evergreen Institutional Money Market Fund: Annual Report as of February 29, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
28	INDEPENDENT AUDITORS' REPORT
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

April 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Institutional Money Market Fund, which covers the 12-month period ended February 29, 2004.

Twelve months ago, it was the opinion of many investors that conditions in the financial markets could not get any worse. Most recently, many of those same investors felt things could not get any better. If the past year can be used as an example, we believe the importance of proper asset allocation between stocks, bonds and cash cannot be overstated. In particular, money market funds have provided investors with a degree of balance during periods of market turmoil and a form of liquidity during buying opportunities. Those portfolios diversified between municipals, treasuries, and money market funds managed to weather a variety of storms over the past year. Despite geopolitical concerns, a summer of volatile interest rates, changes in tax legislation, and a strengthening economy, many diversified investors enjoyed the benefits of proper asset allocation while contributing to the long-term performance of their portfolios.

The period began with tremendous uncertainty related to the potential for war with Iraq. As diplomacy faltered in the early months of 2003, many investors sought the relative safety of U.S. Treasury securities. As more and more investors employed this strategy, the rising demand resulted in higher prices and lower yields, enabling investment returns to become a self-fulfilling prophecy, at least for a short while. This increasingly popular strategy, though, soon helped set the stage for a summer of volatility unmatched in recent history.

At the conclusion of its monetary policy meeting in May, the Federal

1

LETTER TO SHAREHOLDERS continued

Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation". Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic GDP forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

The markets for bonds and cash began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved as the year progressed, the wildcard for investors remained sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Yet many businesses have substantially increased capital investment and we expect payrolls to continue to increase gradually over the coming months.

Thus far, the Federal Reserve has been true to its word. Despite solid economic growth, central bankers have not wavered from their theme of policy accommodation. Indeed, the message was refined at the conclusion of the January Federal Open Market Committee meeting, yet these changes were more semantic in nature. Instead of the "considerable period" wording, the Fed switched its statement to read that they would remain "patient" in their policy accommodation. Either way, interest rates remain near

2

LETTER TO SHAREHOLDERS continued

45-year lows, and we believe this monetary policy stance will continue until sustainable payroll growth or pricing pressures develop in the overall economy.

We believe that in this environment, and over the long-term, diversification methods including money market funds will continue to play an important role in the performance of investment portfolios. Those investors employing these strategies should be able to better balance the risks and opportunities presented by the markets, while also taking steps to address specific capital preservation needs. As always, we strongly recommend that investors maintain a proper asset allocation within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of February 29, 2004

MANAGEMENT TEAM

J. Kellie Allen

Bryan K. White, CFA

PERFORMANCE AND RETURNS*1

Portfolio inception date: 11/19/1996

									Merrill
				Institutional				Lipper	Lynch
	Institutional	Administrative	Investor	Service	Participant	Reserve	Resource	Institutional	3-Month
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Money	U.S.
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
Class inception date	11/19/1996	5/1/2001	5/1/2001	11/26/1996	5/1/2001	5/1/2001	5/1/2001	Median	Bill Index[2]

Average annual return

1 year	1.05%	1.00%	0.95%	0.80%	0.55%	0.40%	0.24%	0.78%	1.12%

5 year	3.63%	3.60%	3.57%	3.37%	3.34%	3.25%	3.16%	3.35%	3.56%

Since portfolio inception	4.25%	4.23%	4.21%	3.99%	4.05%	3.99%	3.93%	3.96%	4.07%

7-day annualized yield	0.96%	0.91%	0.86%	0.71%	0.46%	0.31%	0.16%	N/A	N/A

30-day annualized yield	0.97%	0.92%	0.87%	0.72%	0.47%	0.32%	0.17%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 29, 2004, there were 280 funds in the Lipper Institutional Money Markets category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

7-DAY ANNUALIZED YIELD

4

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain more current performance information for Classes AD, IN, P, RV or RC please call 1.800.847.5397. Please go to www.EvergreenInvestments.com/fundperformance for more current performance information for Classes I and IS. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Each class is only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 29, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS I	2004[1]	2003	2002	2001	2000[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.010	0.017	0.035	0.063	0.053
Distributions to shareholders from
Net investment income	-0.010	-0.017	-0.035	-0.063	-0.053
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.05%	1.75%	3.58%	6.50%	5.39%
Ratios and supplemental data
Net assets, end of period (thousands)	$13,392,535	$19,297,892	$11,290,424	$6,261,505	$3,848,005
Ratios to average net assets
Expenses[2]	0.21%	0.21%	0.22%	0.21%	0.22%
Net investment income	1.06%	1.70%	3.35%	6.31%	5.25%

[1] Year ended February 29. [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS AD	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.010	0.017	0.026
Distributions to shareholders from
Net investment income	-0.010	-0.017	-0.026
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	1.00%	1.70%	2.63%
Ratios and supplemental data
Net assets, end of period (thousands)	$10,951	$13,017	$25,635
Ratios to average net assets
Expenses[3]	0.26%	0.26%	0.27%[4]
Net investment income	1.02%	1.58%	2.59%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS IN	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.009	0.016	0.026
Distributions to shareholders from
Net investment income	-0.009	-0.016	-0.026
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.95%	1.65%	2.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$190,016	$252,560	$123,849
Ratios to average net assets
Expenses[3]	0.31%	0.31%	0.32%[4]
Net investment income	0.94%	1.59%	2.91%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS IS	2004[1]	2003	2002	2001	2000[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.008	0.015	0.033	0.061	0.050
Distributions to shareholders from
Net investment income	-0.008	-0.015	-0.033	-0.061	-0.050
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.80%	1.49%	3.32%	6.23%	5.13%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,474,978	$3,082,949	$3,896,538	$3,258,376	$2,699,653
Ratios to average net assets
Expenses[2]	0.46%	0.46%	0.47%	0.45%	0.47%
Net investment income	0.80%	1.50%	3.21%	6.05%	5.00%

[1] Year ended February 29. [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28
CLASS P	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.005	0.012	0.022
Distributions to shareholders from
Net investment income	-0.005	-0.012	-0.022
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.55%	1.24%	2.25%
Ratios and supplemental data
Net assets, end of period (thousands)	$144,513	$145,570	$155,419
Ratios to average net assets
Expenses[3]	0.71%	0.71%	0.74%[4]
Net investment income	0.55%	1.20%	1.99%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS RV	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.004	0.011	0.021
Distributions to shareholders from
Net investment income	-0.004	-0.011	-0.021
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.40%	1.09%	2.12%
Ratios and supplemental data
Net assets, end of period (thousands)	$27,444	$25,146	$20,408
Ratios to average net assets
Expenses[3]	0.86%	0.86%	0.87%[4]
Net investment income	0.40%	1.06%	2.35%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS RC	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.002	0.009	0.020
Distributions to shareholders from
Net investment income	-0.002	-0.009	-0.020
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.24%	0.94%	1.99%
Ratios and supplemental data
Net assets, end of period (thousands)	$27,381	$14,699	$32,130
Ratios to average net assets
Expenses[3]	1.01%	1.01%	1.03%[4]
Net investment income	0.23%	0.85%	1.73%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

February 29, 2004

	Principal Amount	Value

COMMERCIAL PAPER 50.2%
Asset-Backed 42.6%
Alpine Securitization Corp.:
1.04%, 3/2/2004	$100,000,000	$ 99,997,111
1.04%, 3/16/2004	100,000,000	99,956,667
1.04%, 3/22/2004	75,000,000	74,954,500
Amstel Funding Corp.:
1.05%, 5/5/2004	75,000,000	74,857,812
1.05%, 5/6/2004	75,000,000	74,855,625
ASAP Funding, Ltd.:
1.05%, 4/13/2004	50,000,000	49,937,292
1.05%, 4/15/2004	50,000,000	49,934,375
1.05%, 4/23/2004	50,000,000	49,922,708
Atlantis One Funding Corp., 1.10%, 8/2/2004	36,218,000	36,047,574
Bavaria Funding Corp.:
1.05%, 3/3/2004	99,000,000	98,994,225
1.05%, 3/15/2004	50,000,000	49,979,584
1.05%, 3/19/2004	50,000,000	49,973,750
1.06%, 4/22/2004	24,000,000	23,963,253
1.08%, 4/5/2004	65,300,000	65,231,435
Blue Spice LLC, 1.04%, 3/16/2004	100,000,000	99,956,667
Brahms Funding Corp., 1.05%, 3/5/2004	160,000,000	159,981,333
Check Point Charlie, Inc.:
1.06%, 3/4/2004	40,000,000	39,996,467
1.06%, 4/8/2004	76,740,000	76,654,136
1.06%, 4/16/2004	74,040,000	73,939,717
1.07%, 5/4/2004	55,400,000	55,294,617
1.15%, 3/12/2004	41,000,000	40,985,593
1.20%, 3/8/2004	50,000,000	49,988,333
Citibank Credit Card Corp.:
1.04%, 3/11/2004	50,000,000	49,985,556
1.04%, 3/25/2004	91,800,000	91,736,352
Compass Securitization LLC, 1.06%, 3/15/2004	75,000,000	74,969,083
Concord Minutemen Capital Company LLC:
1.04%, 4/6/2004	31,232,000	31,199,519
1.05%, 3/23/2004	45,107,000	45,078,056
1.05%, 4/6/2004	50,000,000	49,947,500
Crown Point Capital Co.:
1.04%, 3/8/2004	50,000,000	49,989,889
1.04%, 4/6/2004	100,000,000	99,896,000
1.05%, 4/20/2004	74,892,000	74,782,782
1.05%, 5/18/2004	50,535,000	50,420,033
1.06%, 5/5/2004	71,378,000	71,241,391
Descartes Funding Trust, 1.09%, 3/15/2004	100,000,000	100,000,000
Eiffel Funding LLC:
1.03%, 3/2/2004	50,000,000	49,998,569
1.04%, 4/19/2004	50,000,000	49,929,222
1.05%, 5/10/2004	50,000,000	49,897,917
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Giro Balanced Funding Corp.:
1.04%, 3/9/2004	$ 75,597,000	$ 75,579,529
1.04%, 4/15/2004	48,941,000	48,877,377
1.06%, 3/17/2004	50,000,000	49,976,444
Giro Multi Funding, 1.03%, 3/22/2004	150,000,000	149,910,312
Grampain Funding Corp., 1.04%, 5/27/2004	50,000,000	49,874,333
Greyhawk Funding Corp.:
1.04%, 5/14/2004	50,000,000	49,893,111
1.04%, 5/24/2004	57,000,000	56,861,680
1.05%, 5/21/2004	164,000,000	163,612,550
Hatteras Funding Corp.:
1.03%, 3/22/2004	50,000,000	49,969,959
1.04%, 4/7/2004	87,525,000	87,431,445
1.04%, 4/20/2004	40,100,000	40,042,078
1.05%, 5/4/2004	48,307,000	48,216,827
1.07%, 4/5/2004	77,017,000	76,936,881
High Peak Funding Corp.:
1.04%, 3/22/2004	38,500,000	38,476,643
1.05%, 4/12/2004	50,000,000	49,938,750
1.06%, 4/7/2004	50,000,000	49,945,528
1.07%, 3/1/2004	30,000,000	30,000,000
1.07%, 4/2/2004	50,000,000	49,952,445
1.07%, 4/13/2004	50,000,000	49,936,097
Lake Constance Funding, 1.09%, 6/3/2004	39,900,000	39,786,440
Lexington Parker Capital Corp.:
1.04%, 3/2/2004	25,038,000	25,037,277
1.04%, 4/16/2004	35,093,000	35,046,365
1.05%, 4/8/2004	191,000,000	190,788,308
1.05%, 5/4/2004	40,000,000	39,925,333
1.05%, 5/5/2004	50,000,000	49,905,208
1.05%, 5/6/2004	55,369,000	55,262,415
1.05%, 5/11/2004	39,971,000	39,888,227
1.07%, 4/8/2004	50,000,000	49,943,528
Liberty Lighthouse United States Capital Co., 1.09%, 3/1/2004 144A	50,000,000	50,000,000
Mane Funding Corp.:
1.03%, 3/18/2004	75,000,000	74,963,521
1.04%, 3/17/2004	45,000,000	44,979,200
1.04%, 4/21/2004	73,142,000	73,034,237
1.04%, 4/22/2004	60,654,000	60,562,884
1.05%, 4/6/2004	35,000,000	34,963,250
1.05%, 5/17/2004	53,000,000	52,880,971
Moat Funding LLC, 1.06%, 4/15/2004	50,000,000	49,933,750
Mortgage Interest Net Trust Plus:
1.05%, 4/8/2004	50,000,000	49,944,584
1.06%, 3/10/2004	50,000,000	49,986,750
1.07%, 3/26/2004	50,000,000	49,962,847
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Neptune Funding Corp.:
1.06%, 4/30/2004	$ 79,404,000	$ 79,263,720
1.07%, 3/22/2004	75,000,000	74,953,187
1.07%, 4/22/2004	30,000,000	29,953,633
1.08%, 3/31/2004	90,000,000	89,919,000
1.08%, 4/7/2004	49,782,000	49,726,742
1.10%, 4/5/2004	50,000,000	49,946,528
1.14%, 7/30/2004	50,000,000	49,760,917
Paradigm Funding LLC:
1.04%, 3/8/2004	50,000,000	49,989,889
1.04%, 3/16/2004	89,000,000	88,961,433
1.04%, 3/22/2004	87,724,000	87,670,781
Park Granada LLC:
1.04%, 3/19/2004	30,000,000	29,984,400
1.05%, 4/5/2004	75,000,000	74,923,438
1.05%, 4/19/2004	35,000,000	34,949,979
1.06%, 4/8/2004	60,000,000	59,932,867
1.06%, 4/12/2004	70,000,000	69,913,433
1.07%, 3/8/2004	40,000,000	39,991,678
1.07%, 3/26/2004	65,000,000	64,951,701
Perry Global, 1.04%, 4/9/2004	42,298,000	42,250,344
Rhineland Funding Corp.:
1.07%, 4/14/2004	28,035,000	27,998,336
1.08%, 4/27/2004	20,367,000	20,332,173
1.10%, 3/22/2004	36,022,000	35,998,886
1.10%, 4/23/2004	32,445,000	32,392,457
1.11%, 5/25/2004	23,815,000	23,752,585
1.14%, 8/24/2004	39,000,000	38,782,640
1.15%, 8/9/2004	50,000,000	49,742,847
1.16%, 3/18/2004	50,157,000	50,129,525
1.16%, 3/19/2004	50,000,000	49,971,000
Sigma Finance, Inc., 1.12%, 3/9/2004	100,000,000	99,975,111
Surrey Funding Corp.:
1.05%, 4/13/2004	100,000,000	99,874,583
1.05%, 4/16/2004	50,000,000	49,932,917
Thames Asset Global Securities, Inc.:
1.03%, 3/2/2004	40,000,000	39,998,856
1.04%, 3/18/2004	100,000,000	99,950,889
Three Crowns Funding:
1.04%, 4/14/2004	47,697,000	47,636,372
1.05%, 4/14/2004	35,447,000	35,401,510
1.06%, 4/13/2004	35,099,000	35,054,561
1.07%, 3/15/2004	50,110,000	50,089,148
1.09%, 5/12/2004	50,188,000	50,078,590
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Three Pillars Funding Corp.:
1.03%, 3/1/2004	$ 75,000,000	$ 75,000,000
1.03%, 3/5/2004	34,479,000	34,475,054
1.03%, 3/10/2004	42,699,000	42,688,005
Windmill Funding Corp., 1.03%, 3/1/2004	5,800,000	5,800,000
6,928,801,442
Capital Markets 3.7%
Bankamerica Corp.:
1.03%, 3/22/2004	50,000,000	49,969,958
1.04%, 4/14/2004	50,000,000	49,936,445
Goldman Sachs Group, Inc.:
1.40%, 9/3/2004	100,000,000	100,000,000
1.42%, 4/21/2004	200,000,000	199,596,816
UBS Finance, Inc., 1.05%, 3/1/2004	200,000,000	200,000,000
599,503,219
Commercial Banks 0.3%
First Tennessee Bank, 1.05%, 3/12/2004	50,000,000	50,000,000
Consumer Finance 3.6%
Discover Credit Corp.:
1.04%, 3/25/2004	50,000,000	49,965,333
1.05%, 5/17/2004	77,145,000	76,971,745
Ford Motor Credit Corp.:
1.04%, 3/10/2004	50,000,000	49,987,000
1.04%, 3/11/2004	36,000,000	35,989,600
1.04%, 3/12/2004	40,000,000	39,987,289
1.04%, 3/22/2004	50,000,000	49,969,667
1.05%, 5/17/2004	50,000,000	49,887,708
General Electric Capital Corp., 1.17%, 3/17/2004	230,000,000	230,000,000
582,758,342
Total Commercial Paper		8,161,063,003
CORPORATE BONDS 28.0%
Asset-Backed 5.0%
Blue Heron Funding Corp., 1.12%, 3/25/2004 144A	50,000,000	50,000,000
Concord Minutemen Capital Company LLC:
1.10%, 3/4/2004	75,000,000	75,000,000
1.10%, 3/8/2004	100,000,000	100,000,000
1.10%, 3/9/2004	100,000,000	100,000,000
1.10%, 3/10/2004	84,000,000	84,000,000
Dorada Finance, Inc., 1.06%, 3/1/2004 144A	125,000,000	124,999,925
RACERS, 1.30%, 3/2/2004 144A	120,000,000	120,000,000
Syndicated Loan Funding Trust:
1.22%, 11/19/2004 144A	50,000,000	50,000,000
1.22%, 1/18/2005 144A	80,000,000	80,000,000
1.24%, 6/21/2004 144A	30,000,000	30,000,000
813,999,925
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

CORPORATE BONDS continued
Capital Markets 7.3%
Credit Suisse First Boston Corp.:
1.06%, 3/16/2004	$150,000,000	$ 150,000,000
1.19%, 3/6/2004	75,000,000	75,036,309
Goldman Sachs Group, Inc., 1.37%, 4/15/2004 144A	30,000,000	30,000,000
Lehman Brothers Holdings, Inc.:
1.24%, 3/9/2004 144A	75,000,000	75,000,000
1.55%, 4/5/2004	50,000,000	50,075,023
Merrill Lynch & Co., Inc.:
1.06%, 3/1/2004	200,000,000	200,000,000
1.22%, 3/11/2004	300,000,000	300,000,000
Morgan Stanley Dean Witter, Inc., 1.21%, 3/15/2004	200,000,000	199,996,883
Societe Generale, 1.04%, 12/10/2004	100,000,000	99,972,578
1,180,080,793
Commercial Banks 3.1%
ABN Amro Bank, Ltd., 1.22%, 5/17/2004 144A	200,000,000	200,000,000
Chase Manhattan Bank, 1.06%, 3/1/2004	125,000,000	125,000,000
Marshall & Ilsley Bank, 1.19%, 3/20/2004	80,000,000	80,000,000
Northern Rock PLC, 1.11%, 4/13/2004 144A	100,000,000	100,000,000
505,000,000
Consumer Finance 4.5%
Allstate Life Global Funding, 1.09%, 3/15/2004 144A	80,000,000	80,000,000
BMW U.S. Capital LLC, 1.09%, 3/24/2004	100,000,000	100,000,000
General Electric Capital Corp.:
1.18%, 3/9/2004	100,000,000	100,000,000
1.32%, 3/15/2004	42,216,000	42,259,802
North Lake Co., Ltd, 1.28%, 3/8/2004 144A	119,000,000	119,000,000
Volkswagen Financial Services:
1.09%, 3/25/2004	150,000,000	149,998,033
1.31%, 3/12/2004 144A	42,000,000	42,013,744
1.40%, 4/22/2004 144A	100,900,000	101,083,127
734,354,706
Diversified Financial Services 1.9%
CC USA, Inc.:
1.43%, 8/9/2004 144A	100,000,000	100,000,000
1.46%, 10/25/2004 144A	50,000,000	50,000,000
Heart Property LLC, 1.15%, 3/4/2004	7,165,000	7,165,000
Liberty Lighthouse United States Capital Co.:
1.06%, 3/22/2004 144A	50,000,000	49,997,765
1.07%, 3/10/2004 144A	50,000,000	50,000,000
Sigma Finance, Inc., 1.64%, 1/4/2005	50,000,000	49,995,719
307,158,484
Diversified Telecommunication Services 1.2%
Bellsouth Corp., 4.16%, 4/26/2004 144A	200,000,000	200,828,923
See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

CORPORATE BONDS continued
Insurance 1.2%
ING Security Life Funding Corp., 1.12%, 3/9/2004 144A	$200,000,000	$ 200,000,000
Thrifts & Mortgage Finance 3.8%
Countrywide Funding Corp.:
1.29%, 3/24/2004	210,000,000	210,000,093
5.25%, 6/15/2004	17,730,000	17,939,744
6.84%, 10/22/2004	21,000,000	21,714,041
6.85%, 6/15/2004	128,788,000	130,823,132
7.26%, 5/10/2004	10,125,000	10,239,877
National Bank Commerce Memphis, TN, FRN:
1.09%, 3/17/2004	50,000,000	50,000,000
1.09%, 3/21/2004	50,000,000	50,000,000
1.09%, 3/23/2004	100,000,000	100,000,000
Washington Mutual, Inc., FRN, 1.44%, 5/14/2004	25,000,000	25,013,755
615,730,642
Total Corporate Bonds		4,557,153,473
FUNDING AGREEMENTS 4.1%
Allstate Funding Corp., 1.26%, 3/15/2004	100,000,000	100,000,000
Jackson National Life Funding, 1.20%, 3/22/2004	75,000,000	75,000,000
Transamerica Occidental Corp., 1.31%, 3/1/2004, FRN	300,000,000	300,000,000
Travelers Insurance Co., 1.26%, 7/1/2004	200,000,000	200,000,000
Total Funding Agreements		675,000,000
MUNICIPAL OBLIGATIONS 0.1%
Miscellaneous Revenue 0.1%
Detroit, MI EDA Corp. RB, Ser. A, (LOC: Bank of America), 1.14%, VRDN	20,830,000	20,830,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS 12.7%
FHLB:
1.38%, 5/11/2004	150,000,000	150,000,000
1.65%, 12/30/2004	50,000,000	50,000,000
FHLMC:
1.18%, 7/27/2004	100,000,000	99,992,430
1.20%, 7/27/2004	150,000,000	150,000,000
1.20%, 8/6/2004	100,000,000	100,000,000
1.22%, 4/28/2004	125,000,000	125,000,000
1.25%, 4/7/2004	175,000,000	174,973,327
1.38%, 5/11/2004	50,000,000	50,000,000
1.43%, 5/12/2004	240,000,000	239,956,580
1.45%, 4/20/2004	100,000,000	100,000,000
1.45%, 11/16/2004	50,000,000	50,000,000
1.47%, 5/18/2004	125,000,000	125,000,000
1.50%, 3/11/2005	100,000,000	100,000,000
1.62%, 12/8/2004	150,000,000	150,000,000
1.62%, 12/30/2004	25,000,000	25,000,000
1.63%, 1/3/2005	50,000,000	50,000,000
3.00%, 7/15/2004	25,000,000	25,148,676
See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS continued
FNMA:
1.50%, 9/24/2004	$ 68,750,000	$ 68,750,000
1.57%, 3/15/2004	100,000,000	100,000,000
1.65%, 12/30/2004	50,000,000	50,000,000
SLMA, 1.22%, 4/25/2004	75,000,000	75,000,000
Total U.S. Government & Agency Obligations		2,058,821,013
YANKEE OBLIGATIONS - CORPORATE 1.4%
Commercial Banks 0.9%
HBOS Treasury Services, Plc, 1.14%, 5/20/2004 144A	150,000,000	150,000,000
Diversified Financial Services 0.5%
Nationwide Building Society, 1.09%, 4/23/2004 144A	75,000,000	75,000,000
Total Yankee Obligations - Corporate		225,000,000
TIME DEPOSITS 2.0%
Deutsche Bank, 1.25%, 7/26/2004	200,000,000	200,000,000
State Street Bank, 0.9375%, 3/1/2004	124,548,908	124,548,908
Total Time Deposits		324,548,908
REPURCHASE AGREEMENT 0.9%
Deutsche Bank, 1.03%, dated 2/27/2004, maturing 3/1/2004, maturity value is $150,012,875 (1)	150,000,000	150,000,000

	Shares	Value

MUTUAL FUND SHARES 0.5%
Citifunds Institutional Liquid Reserve Fund	4,010,829	4,010,829
Federated Prime Value Obligation Fund	80,114,558	80,114,558
Federated U.S. Treasury Cash Reserve Fund	1,375,981	1,375,981
Total Mutual Fund Shares		85,501,368
Total Investments (cost $16,257,917,765) 99.9%		16,257,917,765
Other Assets and Liabilities 0.1%		9,901,143
Net Assets 100.0%		$ 16,267,818,908

Collateralized by:
(1)	$11,100,000 U.S. Treasury Notes, 7.875%, 2/15/2021, value including accrued interest is $15,112,674; $138,555,000 U.S. Treasury Bills, 0.00%, 8/19/2004, value is $137,888,273.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under the guidelines established by the Board of Trustees.
See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

February 29, 2004

Summary of Abbreviations:
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
LOC	Letter of Credit
RACERS	Restructured Asset Certificates with Enhanced Returns
RB	Revenue Bond
SLMA	Student Loan Mortgage Association
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 29, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.
See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004

Assets
Investments at amortized cost	$ 16,257,917,765
Cash	71,334
Receivable for Fund shares sold	1,023,288
Interest receivable	23,041,918
Prepaid expenses and other assets	54,546

Total assets	16,282,108,851

Liabilities
Dividends payable	9,365,920
Payable for Fund shares redeemed	3,805,773
Advisory fee payable	146,778
Distribution Plan expenses payable	61,595
Due to other related parties	62,429
Accrued expenses and other liabilities	847,448

Total liabilities	14,289,943

Net assets	$ 16,267,818,908

Net assets represented by
Paid-in capital	$ 16,279,083,543
Overdistributed net investment income	(10,449)
Accumulated net realized losses on securities	(11,254,186)

Total net assets	$ 16,267,818,908

Net assets consists of
Class I	$ 13,392,535,212
Class AD	10,951,091
Class IN	190,015,818
Class IS	2,474,978,365
Class P	144,512,983
Class RV	27,444,380
Class RC	27,381,059

Total net assets	$ 16,267,818,908

Shares outstanding
Class I	13,400,509,125
Class AD	10,958,833
Class IN	190,055,137
Class IS	2,478,206,174
Class P	144,544,073
Class RV	27,450,270
Class RC	27,381,562

Net asset value per share
Class I	$ 1.00
Class AD	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00
Class RV	$ 1.00
Class RC	$ 1.00

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Year Ended February 29, 2004

Investment income
Interest	$ 228,652,010

Expenses
Advisory fee	19,876,373
Distribution Plan expenses
Class AD	6,803
Class IN	253,587
Class IS	6,861,519
Class P	742,186
Class RV	155,530
Class RC	223,659
Administrative services fee	10,795,210
Transfer agent fees	1,108,527
Trustees' fees and expenses	255,393
Printing and postage expenses	118,597
Custodian and accounting fees	3,824,073
Registration and filing fees	624,814
Professional fees	89,321
Interest expense	10,356
Other	1,297,180

Total expenses	46,243,128
Less: Expense reductions	(43,688)

Net expenses	46,199,440

Net investment income	182,452,570

Net realized losses on securities	(34,753)

Net increase in net assets resulting from operations	$ 182,417,817

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,
	2004 (a)		2003

Operations
Net investment income		$ 182,452,570		$ 352,471,232
Net realized losses on securities		(34,753)		(6,722,812)

Net increase in net assets resulting from operations		182,417,817		345,748,420

Distributions to shareholders from
Net investment income
Class I		(156,826,888)		(294,247,244)
Class AD		(138,210)		(722,544)
Class IN		(2,384,525)		(3,786,359)
Class IS		(22,007,907)		(52,009,639)
Class P		(806,617)		(1,521,730)
Class RV		(94,128)		(244,021)
Class RC		(63,188)		(91,088)

Total distributions to shareholders		(182,321,463)		(352,622,625)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	97,479,968,394	97,479,968,394	100,902,901,292	100,902,901,292
Class AD	64,455,812	64,455,812	324,277,986	324,277,986
Class IN	2,215,406,628	2,215,406,628	1,734,261,883	1,734,261,883
Class IS	7,229,312,639	7,229,312,639	8,844,442,395	8,844,442,395
Class P	296,421,597	296,421,597	470,068,189	470,068,189
Class RV	86,437,569	86,437,569	91,015,883	91,015,883
Class RC	83,751,723	83,751,723	47,736,110	47,736,110

		107,455,754,362		112,414,703,738

Net asset value of shares issued in reinvestment of distributions
Class I	31,651,331	31,651,331	65,493,090	65,493,090
Class AD	95,866	95,866	380,365	380,365
Class IN	799,777	799,777	1,524,793	1,524,793
Class IS	11,284,054	11,284,054	29,098,664	29,098,664
Class P	741,126	741,126	1,131,475	1,131,475
Class RV	1,578	1,578	4,593	4,593
Class RC	1,769	1,769	1,003	1,003

		44,575,501		97,633,983

Payment for shares redeemed
Class I	(103,417,037,037)	(103,417,037,037)	(92,955,437,472)	(92,955,437,472)
Class AD	(66,617,503)	(66,617,503)	(337,268,759)	(337,268,759)
Class IN	(2,278,755,842)	(2,278,755,842)	(1,607,028,367)	(1,607,028,367)
Class IS	(7,848,592,050)	(7,848,592,050)	(9,685,851,925)	(9,685,851,925)
Class P	(298,224,133)	(298,224,133)	(481,006,882)	(481,006,882)
Class RV	(84,142,013)	(84,142,013)	(86,275,093)	(86,275,093)
Class RC	(71,072,882)	(71,072,882)	(65,165,283)	(65,165,283)

		(114,064,441,460)		(105,218,033,781)

Net increase (decrease) in net assets resulting from capital share transactions		(6,564,111,597)		7,294,303,940

Total increase (decrease) in net assets		(6,564,015,243)		7,287,429,735
Net assets
Beginning of period		22,831,834,151		15,544,404,416

End of period		$ 16,267,818,908		$ 22,831,834,151

Overdistributed net investment income		$ (10,449)		$ (141,556)

(a) Year ended February 29.
See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

24

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.11% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

25

NOTES TO FINANCIAL STATEMENTS continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10
Class IS	0.25
Class P	0.50
Class RV	0.65
Class RC	0.80

5. IN-KIND TRANSACTIONS

Effective on the close of business on May 28, 2002, the Fund acquired assets through an in-kind transaction. This transaction transferred the underlying securities of Wachovia Money Market Fund into the Fund. In the transaction, shareholders redeemed 319,941,643 shares of Wachovia Money Market Fund and purchased the same number of Class I shares of the Fund in consideration for securities, valued at $319,941,643, which resulted in no gain or loss to the shareholder. The value of securities, received by the Fund and the number of Class I shares issued are reflected as proceeds from shares sold in the Statement of Changes in Net Assets for the year ended February 28, 2003.

6. SECURITIES TRANSACTIONS

On February 29, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 29, 2004, the Fund had $11,254,186 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2011	2012

$8,223	$238,898	$231,626	$3,787,001	$6,953,685	$34,753

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 29, 2004, the Fund did not participate in the interfund lending program.

26

NOTES TO FINANCIAL STATEMENTS continued

8. DISTRIBUTIONS TO SHAREHOLDERS

As of February 29, 2004, the components of distributable earnings on a tax basis consisted of overdistributed ordinary income in the amount of $10,449 and capital loss carryover in the amount of $11,254,186.

The tax character of distributions paid for the year ended February 29, 2004 was $182,321,463 of ordinary income. The tax character of distributions paid for the year ended February 28, 2003 was $352,622,625 of ordinary income.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended February 29, 2004, the Fund had average borrowings outstanding of $560,109 at a rate of 1.84% and paid interest of $10,356.

27

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 29, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Money Market Fund, as of February 29, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
April 2, 2004

28

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29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

32

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $250.4 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of February 29, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565576 rv1   4/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Institutional Municipal Money Market Fund

Evergreen Institutional Municipal Money Market Fund: Annual Report as of February 29, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
32	STATEMENT OF ASSETS AND LIABILITIES
33	STATEMENT OF OPERATIONS
34	STATEMENTS OF CHANGES IN NET ASSETS
35	NOTES TO FINANCIAL STATEMENTS
39	INDEPENDENT AUDITORS' REPORT
39	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

April 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Institutional Municipal Money Market Fund, which covers the 12-month period ended February 29, 2004.

Twelve months ago, it was the opinion of many investors that conditions in the financial markets could not get any worse. Most recently, many of those same investors felt things could not get any better. If the past year can be used as an example, we believe the importance of proper asset allocation between stocks, bonds and cash cannot be overstated. In particular, money market funds have provided investors with a degree of balance during periods of market turmoil and a form of liquidity during buying opportunities. Those portfolios diversified between municipals, treasuries, and money market funds managed to weather a variety of storms over the past year. Despite geopolitical concerns, a summer of volatile interest rates, changes in tax legislation, and a strengthening economy, many diversified investors enjoyed the benefits of proper asset allocation while contributing to the long-term performance of their portfolios.

The period began with tremendous uncertainty related to the potential for war with Iraq. As diplomacy faltered in the early months of 2003, many investors sought the relative safety of U.S. Treasury securities. As more and more investors employed this strategy, the rising demand resulted in higher prices and lower yields, enabling investment returns to become a self-fulfilling prophecy, at least for a short while. This increasingly popular strategy, though, soon helped set the stage for a summer of volatility unmatched in recent history.

At the conclusion of its monetary policy meeting in May, the Federal

LETTER TO SHAREHOLDERS continued

Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation". Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic GDP forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

The markets for bonds and cash began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved as the year progressed, the wildcard for investors remained sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Yet many businesses have substantially increased capital investment and we expect payrolls to continue to increase gradually over the coming months.

Thus far, the Federal Reserve has been true to its word. Despite solid economic growth, central bankers have not wavered from their theme of policy accommodation. Indeed, the message was refined at the conclusion of the January Federal Open Market Committee meeting, yet these changes were more semantic in nature. Instead of the "considerable period" wording, the Fed switched its statement to read that they would remain "patient" in their policy accommodation. Either way, interest rates remain near

LETTER TO SHAREHOLDERS continued

45-year lows, and we believe this monetary policy stance will continue until sustainable payroll growth or pricing pressures develop in the overall economy.

We believe that in this environment, and over the long-term, diversification methods including money market funds will continue to play an important role in the performance of investment portfolios. Those investors employing these strategies should be able to better balance the risks and opportunities presented by the markets, while also taking steps to address specific capital preservation needs. As always, we strongly recommend that investors maintain a proper asset allocation within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of February 29, 2004

MANAGEMENT TEAM

Mathew M. Kiselak

PERFORMANCE AND RETURNS*1

Portfolio inception date: 11/20/1996

								Lipper	Merrill
				Institutional				Institutional	Lynch
	Institutional	Administrative	Investor	Service	Participant	Reserve	Resource	Tax-Exempt	3-Month
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Money	U.S.
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
Class inception date	11/20/1996	5/1/2001	5/1/2001	11/25/1996	5/1/2001	5/1/2001	5/1/2001	Median	Bill Index[2]

Average annual return

1 year	1.01%	0.96%	0.91%	0.76%	0.51%	0.36%	0.25%	0.72%	1.12%

5 year	2.57%	2.54%	2.51%	2.32%	2.28%	2.19%	2.12%	2.19%	3.56%

Since portfolio inception	2.89%	2.87%	2.85%	2.63%	2.69%	2.63%	2.57%	2.54%	4.07%

7-day annualized yield	0.92%	0.87%	0.82%	0.67%	0.42%	0.27%	0.19%	N/A	N/A

30-day annualized yield	0.89%	0.84%	0.79%	0.64%	0.39%	0.24%	0.15%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 29, 2004, there were 108 funds in the Lipper Institutional Tax-Exempt Money Markets category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

7-DAY ANNUALIZED YIELD

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain more current performance information for Classes AD, IN, P, RV or RC please call 1.800.847.5397. Please go to www.EvergreenInvestments.com/fundperformance for more current performance information for Classes I and IS. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Each class is only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 29, 2004, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS I	2004[1]	2003	2002	2001	2000[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.010	0.015	0.025	0.042	0.035
Distributions to shareholders from
Net investment income	-0.010	-0.015	-0.025	-0.042	-0.035
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.01%	1.52%	2.54%	4.31%	3.51%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,035,745	$2,975,741	$1,625,943	$1,156,027	$937,122
Ratios to average net assets
Expenses[2]	0.22%	0.22%	0.24%	0.21%	0.24%
Net investment income	0.98%	1.44%	2.45%	4.20%	3.42%

[1] Year ended February 29. [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS AD	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.010	0.015	0.018
Distributions to shareholders from
Net investment income	-0.010	-0.015	-0.018
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.96%	1.46%	1.85%
Ratios and supplemental data
Net assets, end of period (thousands)	$18,337	$40,613	$17,554
Ratios to average net assets
Expenses[3]	0.27%	0.27%	0.30%[4]
Net investment income	0.97%	1.38%	1.60%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS IN	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.009	0.014	0.018
Distributions to shareholders from
Net investment income	-0.009	-0.014	-0.018
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.91%	1.41%	1.81%
Ratios and supplemental data
Net assets, end of period (thousands)	$142,411	$170,377	$6,240
Ratios to average net assets
Expenses[3]	0.32%	0.32%	0.35%[4]
Net investment income	0.90%	1.28%	2.04%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS IS	2004[1]	2003	2002	2001	2000[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.008	0.013	0.023	0.040	0.032
Distributions to shareholders from
Net investment income	-0.008	-0.013	-0.023	-0.040	-0.032
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.76%	1.26%	2.29%	4.05%	3.26%
Ratios and supplemental data
Net assets, end of period (thousands)	$881,212	$640,823	$590,476	$452,310	$129,041
Ratios to average net assets
Expenses[2]	0.47%	0.47%	0.49%	0.46%	0.48%
Net investment income	0.75%	1.20%	2.22%	3.92%	3.18%

[1] Year ended February 29. [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS P	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.005	0.010	0.015
Distributions to shareholders from
Net investment income	-0.005	-0.010	-0.015
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.51%	1.01%	1.47%
Ratios and supplemental data
Net assets, end of period (thousands)	$57,298	$30,334	$9,874
Ratios to average net assets
Expenses[3]	0.72%	0.72%	0.75%[4]
Net investment income	0.49%	0.92%	1.26%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS RV	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.004	0.009	0.013
Distributions to shareholders from
Net investment income	-0.004	-0.009	-0.013
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.36%	0.86%	1.35%
Ratios and supplemental data
Net assets, end of period (thousands)	$1	$1	$1
Ratios to average net assets
Expenses[3]	0.82%	0.79%	0.89%[4]
Net investment income	0.43%	0.88%	1.79%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS RC	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.002	0.007	0.012
Distributions to shareholders from
Net investment income	-0.002	-0.007	-0.012
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.25%	0.71%	1.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$1	$1	$1
Ratios to average net assets
Expenses[3]	0.81%	0.78%	1.04%[4]
Net investment income	0.43%	0.88%	1.67%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 29, 2004

	Principal Amount	Value

COMMERCIAL PAPER 2.0%
Airport 0.4%
Miami-Dade Cnty., FL Aviation Auth., 0.97%, 3/2/2004	$ 26,829,000	$ 26,829,000
Housing 0.8%
Texas Dept. of Hsg., 1.10%, 5/3/2004	50,000,000	50,000,000
Power 0.3%
Seattle, WA, Light & Pwr. Proj.:
1.05%, 8/3/2004	4,500,000	4,500,000
1.12%, 1/4/2005	12,500,000	12,500,000
17,000,000
Utility 0.4%
San Diego, CA, San Diego Gas & Elec. Proj., Ser. B, (Gtd. by San Diego Gas & Elec. Co.), 0.95%, 3/10/2004	24,000,000	24,000,000
Water & Sewer 0.1%
Phoenix, AZ Civic Imp., Wtr. Sys., 1.00%, 6/22/2004	7,000,000	7,000,000
Total Commercial Paper		124,829,000
MUNICIPAL OBLIGATIONS 97.0%
Airport 5.6%
Alaska Intl . Arpt. RB, 1.05%, VRDN	3,225,000	3,225,000
Atlanta, GA Arpt. RB, 1.05%, VRDN	6,175,000	6,175,000
Charlotte, NC Arpt. RRB:
0.96%, VRDN	38,410,000	38,410,000
Ser. A, (LOC: Commerzbank & Insd. by MBIA), 1.10%, VRDN	29,465,000	29,465,000
Chicago, IL O'Hare Intl. Arpt. RB, PFOTER, 1.05%, VRDN	12,000,000	12,000,000
Chicago, IL O'Hare Intl. Arpt. ROC, (Liq.: Citigroup Holdings & Insd. by FSA), 1.06%, VRDN	5,200,000	5,200,000
Chicago, IL O'Hare Intl. Arpt. Spl. Facs. RB, Northwest Airlines, Inc. Proj.:
Ser. A, (Liq: Citibank Holdings), 1.15%, VRDN	6,500,000	6,500,000
Ser. B, (Liq: Citibank Holdings), 1.15%, VRDN	10,200,000	10,200,000
Clark Cnty., NV Arpt. RB, Sub Lien, Ser. B, (Liq.: Westdeutsche Landesbank & Insd. by MBIA), 0.97%, VRDN	28,055,000	28,055,000
Clayton Cnty., GA Dev. Auth. RB, Delta Airlines Proj.:
(LOC: GE Capital Corp.), 0.97%, VRDN	28,300,000	28,300,000
Ser. B, (LOC: GE Capital Corp.), 1.02%, VRDN	44,388,000	44,388,000
Denver, CO City & Cnty. Arpt. RB, Arpt. Proj., Ser. C, (LOC.: Bank One & Insd. by MBIA), 1.05%, VRDN	5,000,000	5,000,000
Denver, CO City & Cnty. Arpt. TOC, Ser. 2003-E, (Liq.: Bank of New York & Insd. by FGIC), 1.04%, VRDN	2,300,000	2,300,000
Greater Orlando Aviation Auth. RB, 1.05%, VRDN	6,100,000	6,100,000
Hillsborough Cnty., FL Aviation Auth. RB, Delta Airlines Proj., (LOC: GE Capital Corp.), 0.97%, VRDN	2,200,000	2,200,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert:
Ser. 404, (Liq.: Morgan Stanley Dean Witter & Insd. by FGIC), 1.04%, VRDN	2,745,000	2,745,000
Ser. 441, (Liq.: Morgan Stanley Dean Witter & Insd. by FGIC), 1.07%, VRDN	2,495,000	2,495,000
Ser. 2003-845X, (Liq.: Morgan Stanley Dean Witter & Insd. by FSA), 1.00%, VRDN	2,995,000	2,995,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Airport continued
Kenton Cnty., KY Arpt. Board RB:
Airis Cincinnati LLC Proj., Ser. A, (LOC: Deutsche Post AG), 1.05%, VRDN	$ 30,000,000	$ 30,000,000
Mesaba Aviation, Inc. Proj., Ser. B, (LOC: GE Capital Corp.), 1.02%, VRDN	19,715,000	19,715,000
Kenton Cnty., KY Arpt. Board Spl. Facs. RB, (LOC: Commerzbank AG), 0.97%, VRDN	22,500,000	22,500,000
Miami-Dade Cnty., FL Arpt. Facs. RB, 1.25%, VRDN	8,000,000	8,000,000
Salt Lake City, UT Spl. Facs. RRB, Delta Air Lines, Inc. Proj., (LOC: GE Capital Corp.), 1.02%, VRDN	23,510,000	23,510,000
Tulsa, OK Arpt. Impt. Fac. RB, Lufthansa & Bizjet Proj., (LOC: Landesbank Hessen), 0.96%, VRDN	5,120,000	5,120,000
344,598,000
Community Development District 1.1%
Bayou La Batre, AL RB, Eclipse Hospitality LLC Proj., (LOC: First Comml. Bank), 1.24%, VRDN	2,175,000	2,175,000
New York, NY Transitional Fin. Auth. RB, 0.98%, VRDN	8,645,000	8,645,000
Rapid City, SD EDRB, Civic Ctr. Assn. Proj., (LOC: Citibank), 1.24%, VRDN	2,295,000	2,295,000
San Diego, CA Pub. Facs. Fin. Auth. RB:
Class A, (Liq.: Merrill Lynch Capital Svcs.), 1.04%, VRDN	9,500,000	9,500,000
PFOTER, (Liq.: Merrill Lynch Capital Svcs. & Insd. by MBIA), 1.05%, 6/2/2004	45,000,000	44,994,822
67,609,822
Education 4.1%
ABN AMRO Munitops Cert. Trust:
1.02%, VRDN	8,590,000	8,590,000
Ser. 14, (Liq.: ABN AMRO Bank & Insd. by FGIC), 1.08%, VRDN	5,580,000	5,580,000
Ser. 2002-29, (Liq.: ABN AMRO Bank & Insd. by FGIC), 1.08%, VRDN	6,995,000	6,995,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Proj., (LOC: SunTrust Bank), 0.95%, VRDN	3,000,000	3,000,000
California Edl. Facs. Auth. RB, Point Loma Nazarene Univ. Proj., (LOC: Allied Irish Bank), 1.15%, VRDN	2,050,000	2,050,000
Carrollton, GA Payroll Dev. Auth. RB, State Univ. West Georgia Student Proj., (LOC: Columbus B&T Co.), 1.04%, VRDN	13,205,000	13,205,000
De Soto, TX Independent Sch. Dist. RB, PFOTER, 1.09%, VRDN	10,330,000	10,330,000
Florida Board of Ed. ROC, Ser. 2003-4521, (Liq.: Citigroup Holdings & Insd. by FGIC), 1.00%, VRDN	2,495,000	2,495,000
Grand Valley, MI Michigan St. Univ. RB, 0.97%, VRDN	23,700,000	23,700,000
Houston, TX Independent Sch. Dist. RB, Floating Rate Trust Cert., Ser. 494, (Liq.: Morgan Stanley Dean Witter), 1.00%, VRDN	3,745,000	3,745,000
Illinois Dev. Fin. Auth. RB, Illinois Central College Proj., Ser. A, (LOC: U.S. Central Credit Union), 1.19%, VRDN	8,025,000	8,025,000
Illinois Ed. Facs. Auth. RB, Univ. of Chicago Ser. A, 1.01%, VRDN	5,000,000	5,000,000
Illinois Sch. Fin. Auth. RB, Ser. A, 1.80%, 12/1/2004	6,000,000	6,024,573
Los Angeles, CA Unified Sch. Dist. RB, 0.96%, VRDN	20,000,000	20,000,000
Massachusetts Dev. Fin. Agcy. RB:
Boston Univ. Proj. Ser. R-2, 0.96%, VRDN	27,375,000	27,375,000
New Jewish High Sch. Proj., (SPA: Allied Irish Bank), 0.94%, VRDN	7,000,000	7,000,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Education continued
McPherson, KS Edl. Fac. RB, College Proj.:
Ser. A, (Liq.: Bank of America), 0.94%, VRDN	$ 4,315,000	$ 4,315,000
Ser. B, (Liq.: Bank of America), 0.94%, VRDN	2,555,000	2,555,000
New York, NY IDA, Sacred Heart School, 0.96%, VRDN	3,750,000	3,750,000
Orange Cnty., FL Sch. Board RB, 1.00%, VRDN	4,100,000	4,100,000
Palm Beach Cnty., FL Edl. Facs. RB, Atlantic College Proj., (Liq.: Bank of America), 1.00%, VRDN	900,000	900,000
Palm Beach Cnty., FL Sch. Board COP, (Liq.: Dexia Credit & Insd. by FSA), 0.92%, VRDN	21,200,000	21,200,000
Panhandle Plains, TX Higher Ed. Auth. RB, 0.96%, VRDN	9,000,000	9,000,000
Pennsylvania Higher Ed. Facs. RB, 1.04%, VRDN	6,230,000	6,230,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, Ser. 2003-18, (Liq.: BNP Paribas & Insd. by FSA), 0.96%, VRDN	5,345,000	5,345,000
South Carolina Edl. Facs. Auth. RB, 0.95%, VRDN	10,000,000	10,000,000
St. John's Cnty., FL Edl. Facs. RB, Flagler College Proj., 0.95%, VRDN	5,500,000	5,500,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., (LOC: Bank One), 1.14%, VRDN	2,300,000	2,300,000
Univ. of South Florida Research Foundation RB, Univ. Tech. Proj., (Liq.: Bank of America), 1.00%, VRDN	1,000,000	1,000,000
West Covina, CA Unified Sch. Dist. RB, 0.96%, VRDN	6,900,000	6,900,000
William S. Hart Union High Sch. Dist. RB, PFOTER, (Liq.: Societe Generale & Insd. by MBIA), 0.96%, VRDN	5,200,000	5,200,000
Winnebago & Boone Cntys., IL Sch. Dist. TAN, 2.27%, 10/28/2004	9,000,000	9,033,262
250,442,835
General Obligation - Local 3.4%
Chattanooga, TN GO, ROC, (Liq.: Citigroup Holdings & Insd. by MBIA), 1.00%, VRDN	4,940,000	4,940,000
Chicago, IL GO:
PFOTER, 1.09%, VRDN	5,145,000	5,145,000
Variable Rate Trust Cert., Ser. 2000ZC-1, (Liq.: Bank of America & Insd. by FGIC), 1.19%, VRDN	20,568,000	20,568,000
Cincinnati, OH City Sch. Dist. GO, 1.00%, VRDN	3,560,000	3,560,000
Garfield, NJ GO BAN, 2.00%, 3/19/2004	3,931,000	3,932,642
Hawaii GO, Ser. C, 6.00%, 1/1/2005	10,000,000	10,398,577
Honolulu, HI City & Cnty. GO, ROC, (Liq.: Citigroup Holdings & Insd. by MBIA), 1.00%, VRDN	4,500,000	4,500,000
Houston, TX GO, 1.10%, 4/22/2004	3,750,000	3,750,000
Nashville & Davidson Cnty., TN GO, 1.20%, VRDN	15,000,000	15,000,000
Nassau Cnty., NY GO TAN, 2.00%, 4/15/2004	4,000,000	4,004,657
New York, NY GO:
0.94%, VRDN	28,400,000	28,400,000
0.97%, VRDN	8,100,000	8,100,000
1.01%, VRDN	70,000,000	70,000,000
Park Creek, CO GO, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.06%, VRDN	5,495,000	5,495,000
Pittsburgh, PA, 0.96%, VRDN	4,995,000	4,995,000
Valdez, AK GO, 1.25%, VRDN	15,000,000	15,000,000
207,788,876
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
General Obligation - State 9.8%
California GO:
0.99%, VRDN	$ 4,105,000	$ 4,105,000
MSTR:
(SPA: Societe Generale & Insd. by FGIC), 0.94%, VRDN	28,500,000	28,500,000
Ser. JPMC-3, (Liq.: J.P. Morgan Chase & Co. & Insd. by MBIA), 1.07%, VRDN	5,495,000	5,495,000
PFOTER:
(Insd. by FGIC), 0.96%, VRDN	11,000,000	11,000,000
(Liq: Merrill Lynch Capital Svcs.), 0.98%, VRDN	34,045,000	34,045,000
(Liq.: Merrill Lynch Capital Svcs. & Insd. by FGIC), 0.99%, VRDN	16,625,000	16,625,000
(Liq.: Societe Generale & Insd. by MBIA), 1.05%, VRDN	6,125,000	6,125,000
Revenue Anticipation Warrants:
Ser. A, 2.00%, VRDN	89,000,000	89,210,561
Ser. B, 2.00%, VRDN	152,000,000	152,363,223
Connecticut GO, PFOTER:
(Liq.: Merrill Lynch Capital Svcs.), 0.93%, VRDN	13,430,000	13,430,000
(Liq.: Merrill Lynch Capital Svcs. & Insd. by FSA), 0.93%, VRDN	5,270,000	5,270,000
0.93%, VRDN	13,305,000	13,305,000
District of Columbia GO, PFOTER, (Liq.: Landesbank Hessen & Insd. by MBIA), 0.99%, VRDN	5,455,000	5,455,000
Florida Dept. of Trans. GO, 1.01%, VRDN	6,500,000	6,500,000
Illinois GO, 1.00%, VRDN	3,600,000	3,600,000
Massachusetts GO, 0.95%, VRDN	55,260,000	55,260,000
Missouri Hsg. Dev. Cmnty. MSTR, Ser. 9017, (Coll.: GNMA & Liq.: Bear Stearns & Co.), 1.02%, VRDN	11,600,000	11,600,000
Puerto Rico GO:
0.93%, VRDN	9,085,000	9,085,000
1.20%, VRDN	11,440,000	11,440,000
1.30%, VRDN	11,055,000	11,055,000
Texas GO, Ser. C, 2.00%, 8/31/2004	99,750,000	100,219,698
Washington GO, Floating Rate Trust Cert., Ser. 573, (Liq.: Morgan Stanley Dean Witter & Insd. by FGIC), 1.09%, VRDN	5,075,000	5,075,000
Wisconsin GO, 0.99%, VRDN	3,480,000	3,480,000
602,243,482
Hospital 10.6%
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, PFOTER, (LOC: Natl. Australia Bank), 1.06%, VRDN	7,660,000	7,660,000
Butler Cnty., OH Hosp. Facs. RB, PFOTER, (LOC: Natl. Australia Bank), 1.06%, VRDN	29,995,000	29,995,000
California Statewide Communities Dev. Auth RB, Kaiser Permanente Proj., Ser. A, (Gtd. by Kaiser Permanente), 1.05%, VRDN	11,400,000	11,400,000
Delaware Cnty., PA Auth. RB, White Horse Vlg. Proj., Ser. B, (LOC: AllFirst Bank), 0.98%, VRDN	7,655,000	7,655,000
Elizabethton, TN Hlth. & Edl. Facs. RB, 1.06%, VRDN	4,995,000	4,995,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Hospital continued
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., (LOC: SunTrust Bank), 0.95%, VRDN	$ 1,193,000	$ 1,193,000
Franklin Cnty., OH Hosp. Facs. ROC, Ser. 55, (Coll: U.S. Treasury Notes & Liq.: Citigroup Holdings), 1.00%, VRDN	17,135,000	17,135,000
Fulton-Dekalb, GA Hosp. Auth. RB, 4.00%, VRDN	1,000,000	1,022,301
Hamilton Cnty., OH Hosp. Facs. RB, PFOTER, (LOC: Lloyds Bank), 1.06%, VRDN	72,605,000	72,605,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. C, (Gtd. by Adventist Hlth. Sys.), 1.15%, VRDN	12,095,000	12,095,000
Huron Cnty., MI EDA RRB, Huron Memorial Hosp. Proj., 0.95%, VRDN	4,000,000	4,000,000
Illinois Dev. Fin. Auth. RB, Rest Haven Illinan Proj., (LOC: FHLB), 1.18%, VRDN	5,653,000	5,653,000
Illinois Hlth. Facs. Auth. RB, Advocate Hlth. Care Network, 1.05%, VRDN	11,100,000	11,100,000
Indiana Hlth. Fac. Fin. Auth. RB, Deaconess Hosp. Proj., (LOC: Fifth Third Bank), 0.95%, VRDN	11,920,000	11,920,000
Kenai Peninsula Borough, AK Hosp. Facs. RB, 1.00%, VRDN	6,605,000	6,605,000
Kentucky Economic Dev. Fin. Auth. Hosp. Facs. RB, St. Luke's Hosp. Proj., (SPA: Commerzbank & Insd. by MBIA), 1.06%, VRDN	15,000,000	15,000,000
Lebanon Cnty., PA Hlth. Facs. RB, United Church Of Christ Proj., 1.05%, VRDN	10,000,000	10,000,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs. & Insd. by AMBAC), 1.30%, VRDN	10,760,000	10,760,000
Lorain Cnty., OH Hosp. Facs. RB, 1.00%, VRDN	4,995,000	4,995,000
Louisiana Pub. Facs. Auth. RRB, Chateau Riviere, Inc. Proj., (LOC: Union Planters Bank), 1.64%, VRDN	2,815,000	2,815,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly Auth. RB, South GA Hlth. Alliance Proj., (LOC: Bank of America), 0.95%, VRDN	1,289,000	1,289,000
Massachusetts Hlth. & Ed. Facs. Auth. RB, Fairview Extended Proj., Ser. B, (Insd. by Fleet Bank), 0.94%, VRDN	2,300,000	2,300,000
Miami Cnty., OH Hosp. Facs. RB, 1.06%, VRDN	5,300,000	5,300,000
Miami, FL Hlth. Facs. Auth. RB, Mercy Hosp. Proj., PFOTER, (Liq.: Westdeutsche Landesbank), 1.06%, VRDN	11,100,000	11,100,000
New Hampshire Hlth. & Ed. Auth. RB:
1.00%, VRDN	22,000,000	22,000,000
5.25%, 4/1/2004	4,735,000	4,751,532
New Jersey Hlth. Care Facs. RB, Ser. A, 0.94%, VRDN	10,620,000	10,620,000
North Carolina Med. Care Cmnty. Hosp. RB, Pooled Equipment Fin. Proj., (Liq.: KBC Bank & Insd. by MBIA), 0.91%, VRDN	21,600,000	21,600,000
North Carolina Med. Care Facs. RB, 0.95%, VRDN	18,000,000	18,000,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Floating Rate Trust Cert., Ser. 171, (Liq.: Morgan Stanley Dean Witter & Insd. by FSA), 1.07%, VRDN	3,750,000	3,750,000
Pinellas Cnty., FL Hlth. Facs. Auth. RB, 3.00%, 11/15/2004	4,000,000	4,051,458
Punta Gorda, FL Hlth. Facs. Auth. Hosp. RB, Floating Rate Trust Cert., Ser. 321, (Liq.: Morgan Stanley Dean Witter & Insd. by FSA), 1.07%, VRDN	6,760,500	6,760,500
Rhode Island Hlth. & Ed. Bldg. Auth. RB, 1.16%, VRDN	33,950,000	33,950,000
Russell, KY RB, Bon Secours Proj., PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.14%, VRDN	2,000,000	2,000,000
Salt Lake City, UT Hosp. RB, MSTR, Ser. 1999-68B, (Coll.: U.S. Treasury Notes & Liq.: Bear Stearns & Co.), 1.16%, VRDN	33,850,000	33,850,000
Sayre, PA Hlth. Care Facs. Auth. RB, 0.95%, VRDN	2,500,000	2,500,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Hospital continued
Seattle, WA HFA RB, High Point Proj. Phase I, 1.05%, VRDN	$ 6,400,000	$ 6,400,000
South Carolina Jobs EDRB:
Bon Secours Proj., PFOTER:
(Liq.: Merrill Lynch Capital Svcs.), 1.04%, VRDN	56,990,000	56,990,000
(Coll.: U.S. Treasury Notes & Liq.: Merrill Lynch Capital Svcs.), 1.14%, VRDN	92,600,000	92,600,000
St. Francis Proj., PFOTER, (Coll.: U.S. Treasury Notes & Liq.: Merrill Lynch Capital Svcs.), 1.10%, 3/25/2004	19,995,000	19,995,000
Vermont Edl. & Hlth. Fin. Agcy. RB, Rutland Med. Ctr. Proj., (SPA: Fleet Bank), 1.04%, VRDN	9,825,000	9,825,000
Victory Street Pub. Facs. Corp. RB, 1.10%, VRDN	7,295,000	7,295,000
Washington Hlth. Care Facs. Auth. RB, Adventist Hlth. Sys. Proj., (LOC: Mellon Bank), 1.79%, VRDN	3,000,000	3,000,000
Washington Hlth. Facs. RB, 1.01%, VRDN	11,725,000	11,725,000
Wisconsin Hlth. & Ed. Facs. Auth. RB, PFOTER, (Liq.: Landesbank Hessen & Insd. by MBIA), 1.30%, 11/4/2004	8,580,000	8,580,000
648,835,791
Housing 30.9%
ABN AMRO Munitops Cert. Trust, Multi-State Cert., Ser. 2002-1, (Liq.: LaSalle Bank & Insd. by FHA), 1.15%, VRDN	35,965,000	35,965,000
Atlanta, GA Urban Residential Fin. SFHRB, Greystone Muni. Product Proj., Ser. 1998, (Coll.: GNMA & LOC: Bank of New York), 1.24%, VRDN	1,770,000	1,770,000
Atlanta, GA Urban Residential Fin. SFHRB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.10%, VRDN	2,785,000	2,785,000
Bexar Cnty., TX Hsg. Fin. Corp. RB, 1.10%, VRDN	7,495,000	7,495,000
Bloomington, MN MHRRB, Norlan Partners Proj., Ser. B, (LOC: Associated Bank), 1.24%, VRDN	2,410,000	2,410,000
California HFA RB:
0.96%, VRDN	64,400,000	64,400,000
1.04%, VRDN	25,450,000	25,450,000
Home Mtge. Proj., Ser. F, (Liq.: Dexia Credit & Insd. by FSA), 0.97%, VRDN	33,575,000	33,575,000
Ser. C, 0.97%, VRDN	4,985,000	4,985,000
Ser. F, 0.97%, VRDN	53,765,000	53,765,000
California Statewide CDA MHRB, PFOTER:
(Liq.: Merrill Lynch Capital Svcs.), 1.03%, VRDN	535,000	535,000
(Liq.: Merrill Lynch Capital Svcs.), 1.10%, VRDN	14,630,000	14,630,000
Central City, CO MHRB, Gold Mountain Apts. Proj., (Gtd. by American International Group), 1.40%, VRDN	9,250,000	9,250,000
Charter Mac Equity Issuer Trust, PFOTER:
Ser. 2003-A, (Liq.: Merrill Lynch Capital Svcs.), 1.10%, VRDN	17,995,000	17,995,000
1.10%, VRDN	94,145,000	94,145,000
Charter Mac Floating Cert.:
California Proj., Ser. 2000, (Liq.: Landesbank Baden & Insd. by MBIA), 1.10%, VRDN	30,000,000	30,000,000
Natl. Trust Proj., Ser. 2002-4, (Liq.: Bayerische Landesbank & Insd. by MBIA), 1.14%, VRDN	14,000,000	14,000,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Chicago, IL SFHRB, PFOTER, (Coll.: FHLMC & Liq.: Bay Hypo-Und Vereins), 1.35%, 12/2/2004	$ 5,015,000	$ 5,015,000
Class B RB Cert. Trust, SCSP Corp. Proj.:
Ser. 2001-1, (Gtd. by American International Group), 1.40%, VRDN	6,043,000	6,043,000
Ser. 2001-1, (Gtd. by American International Group), 1.45%, VRDN	4,800,000	4,800,000
Ser. 2001-2, (Gtd. by American International Group), 1.75%, VRDN	11,367,000	11,367,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 2000-1, (SPA: State Street Corp.), 1.19%, VRDN	2,191,000	2,191,000
Ser. 2002-9, (SPA: State Street Corp.), 1.24%, VRDN	31,637,000	31,637,000
Multi-State Proj.:
Ser. 1997-1, (SPA: State Street Corp.), 1.29%, VRDN	12,538,000	12,538,000
Ser. 1998-2, (SPA: State Street Corp.), 1.19%, VRDN	13,455,000	13,455,000
Ser. 1999-2, (SPA: State Street Corp.), 1.24%, VRDN	22,732,015	22,732,015
Ser. 1999-3, (SPA: State Street Corp.), 1.29%, VRDN	27,281,000	27,281,000
Collin Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.04%, VRDN	4,995,000	4,995,000
Colorado HFA EDRB, De La Cruz Associates Proj., Ser. A, (LOC: Key Bank), 1.25%, VRDN	2,000,000	2,000,000
Columbus, GA Hsg. Auth. MHRB, Quail Ridge Proj., Ser. 1988, (LOC: Columbus B&T Co.), 1.05%, VRDN	2,200,000	2,200,000
Dallas, TX HFA MHRB, 1.04%, VRDN	7,000,000	7,000,000
De Kalb Cnty., GA Hsg. Auth. MHRB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.10%, VRDN	19,790,000	19,790,000
Durham, NC Hsg. Auth. MHRB, Lakemoor Apts. Proj., PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.10%, VRDN	8,780,000	8,780,000
Fort Collins, CO MHRB, Country Ranch II, Ltd. Proj., (Gtd. by American International Group), 1.71%, VRDN	6,407,000	6,406,998
Franklin Cnty., OH MHRB, Emerald Edge Apts. Proj., (Gtd. by American International Group), 1.40%, VRDN	6,955,000	6,955,000
Hawaii HFA & Dev. Corp. RB, Rental Hsg. Sys. Proj.:
Ser. A, (LOC: Industrial Bank of Japan), 3.71%, VRDN	4,400,000	4,400,000
Ser. B, (LOC: Industrial Bank of Japan), 3.71%, VRDN	7,800,000	7,800,000
Idaho Hsg. & Fin. Assn. RB, PFOTER, (SPA: Bay Hypo-Und Vereins & Insd. by FHA), 1.04%, VRDN	13,010,000	13,010,000
Jasper, GA MHRB, (Liq.: Merrill Lynch Capital Svcs.), 1.10%, VRDN	3,645,000	3,645,000
Kenmore, NY Hsg. Auth. MHRB, 0.96%, VRDN	7,160,000	7,160,000
Louisiana HFA RB, 1.06%, VRDN	2,720,000	2,720,000
Macon Trust, Pooled Cert.:
Ser. 1997, (LOC: Bank of America & Insd. by FSA), 1.19%, VRDN	41,445,000	41,445,000
Ser. 1998A, (LOC: Bank of America & Insd. by MBIA), 1.14%, VRDN	5,000,000	5,000,000
Ser. 1998AA, (LOC: Bank of America & Insd. by AMBAC), 1.14%, VRDN	50,199,000	50,199,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., (LOC: SunTrust Bank), 0.95%, VRDN	287,000	287,000
Maine Hsg. Auth. RB, 1.05%, VRDN	12,300,000	12,300,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Manitowoc, WI CDA MHRB, Great Lakes Training Proj.:
Ser. A, (LOC: Bayerische Landesbank), 1.19%, VRDN	$ 53,000,000	$ 53,000,000
Ser. B, (LOC: Bayerische Landesbank), 1.19%, VRDN	30,000,000	30,000,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., (Coll.: FNMA), 1.00%, VRDN	4,000,000	4,000,000
Maryland CDA RB, 1.25%, 12/21/2004	20,000,000	20,000,000
Massachusetts CDA RB, 0.94%, VRDN	6,150,000	6,150,000
Massachusetts Dev. Fin. Agcy. RB, Masonic Nursing Home, Inc., 0.96%, VRDN	26,115,000	26,115,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., (LOC: Fifth Third Bank), 1.24%, VRDN	6,990,000	6,990,000
Michigan Building Auth. RB, 1.00%, VRDN	4,200,000	4,200,000
Mississippi Home Corp. SFHRB, 1.04%, VRDN	1,765,000	1,765,000
Montgomery Cnty., MD Hsg. Opportunities Commission MHRB, PFOTER, (Liq.: Danske Bank), 1.10%, VRDN	34,100,000	34,100,000
Municipal Mtge. & Equity, LLC RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.06%, VRDN	26,595,000	26,595,000
Munimae Trust TOC, Ser. 2002-1M, (Liq.: Bayerische Landesbank & Insd. by MBIA), 1.10%, VRDN	36,750,000	36,750,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., (LOC: Northern Trust Co.), 1.11%, VRDN	6,190,000	6,190,000
Cambury Hills Apts. Proj., (Gtd. by American International Group), 1.40%, VRDN	10,975,000	10,975,000
New Jersey Hsg. & Mtge. Fin. Agcy. RB, PFOTER, (Liq.: Landesbank Hessen & Insd. by MBIA), 1.03%, VRDN	400,000	400,000
New Mexico Hsg. Auth. MHRB, El Paseo Apts. Proj., 1.50%, VRDN	5,500,000	5,500,000
New Orleans, LA Fin. Auth. SFHRB, Floating Rate Trust Cert., Ser. 2002-857, (Liq.: Morgan Stanley Dean Witter), 1.07%, VRDN	19,905,000	19,905,000
New York State Mtge. Agcy. RB, PFOTER, (LOC: Bay Hypo-Und Vereins), 1.35%, 12/2/2004	4,060,000	4,060,000
New York, NY HFA RB:
350 West 43rd St. Hsg. Proj., Ser. A, (LOC: Fleet Bank), 0.94%, VRDN	25,000,000	25,000,000
66 West 38th St. Proj., (LOC: Bay Hypo-Und Vereins), 1.02%, VRDN	10,000,000	10,000,000
West 20th St. Hsg. Ser. A, 0.98%, VRDN	41,000,000	41,000,000
West 23rd St. Hsg. Ser. A, 0.93%, VRDN	22,900,000	22,900,000
West 33rd St. Hsg. Ser. A, 0.94%, VRDN	26,100,000	26,100,000
New York, NY Hsg. Dev. Corp. MHRB:
0.94%, VRDN	18,000,000	18,000,000
0.98%, VRDN	24,500,000	24,500,000
W. 55th St. Proj. Class A, (LOC: Bay Hypo-Und Vereins), 1.00%, VRDN	76,300,000	76,300,000
Ohio Hsg. Fin. Agcy. MHRB, Westlake Apts. Proj., (Gtd. by American International Group), 1.40%, VRDN	9,810,000	9,810,000
Oklahoma HFA MHRB, Affordable Hsg. Proj., Ser. A, (Gtd. by Trinity Funding Corp.), 1.16%, VRDN	25,000,000	25,000,000
Osceola Cnty., FL Hsg. Fin. Auth. RB, Arrow Ridge Apts. Ser. A, 0.96%, VRDN	5,000,000	5,000,000
Palm Beach Cnty., FL HFA RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.06%, VRDN	14,800,000	14,800,000
Pennsylvania HFA, PFOTER, 1.01%, VRDN	12,495,000	12,495,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
PFOTER:
(Liq.: Merrill Lynch Capital Svcs.), 1.04%, VRDN	$215,440,000	$ 215,440,000
Class A:
(Liq.: Merrill Lynch Capital Svcs.), 1.11%, VRDN	9,650,000	9,650,000
(Liq.: Merrill Lynch Capital Svcs.), 1.27%, VRDN	63,950,000	63,950,000
(Liq.: Merrill Lynch Capital Svcs.), 1.29%, VRDN	10,955,000	10,955,000
Class B, (Liq.: Merrill Lynch Capital Svcs.), 1.27%, VRDN	50,000,000	50,000,000
Class D, (Liq.: Merrill Lynch Capital Svcs.), 1.10%, VRDN	6,000,000	6,000,000
Class I, (Liq.: Merrill Lynch Capital Svcs.), 1.14%, VRDN	58,415,000	58,415,000
Philadelphia, PA MHRB, PFOTER, (Liq.: Bayerische Landesbank), 1.04%, VRDN	14,875,000	14,875,000
San Jose, CA MHRB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.10%, VRDN	2,835,000	2,835,000
South Dakota HFA, PFOTER, 1.05%, VRDN	10,230,000	10,230,000
St. Charles Cnty., MO IDA RB, 1.10%, VRDN	5,200,000	5,200,000
Texas Dept. of Hsg. & Cmnty. MHRB, PFOTER:
(Liq.: Merrill Lynch Capital Svcs.), 1.10%, VRDN	3,970,000	3,970,000
(Liq.: Merrill Lynch Capital Svcs.), 1.25%, VRDN	3,000,000	3,000,000
Texas Dept. of Hsg. RB, 1.10%, VRDN	10,650,000	10,650,000
Texas Panhandle Regl. HFA, PFOTER, 1.10%, VRDN	2,365,000	2,365,000
Travis Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.),
1.10%, VRDN	8,765,000	8,765,000
Vail, CO MHRB, Middlecreek Vlg. Proj., Ser. A, (LOC: California B&T), 1.20%, VRDN	9,750,000	9,750,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., (LOC: Societe Generale & Insd. by FSA), 1.05%, VRDN	15,210,000	15,210,000
Washington DC HFA MHRB, Fort Lincoln Garden Proj., (Liq.: SunTrust Banks), 1.15%, VRDN	2,755,000	2,755,000
Washington HFA RB, 1.05%, VRDN	15,805,000	15,805,000
Washington Hsg. Fin. Commission MHRB, Cedar Landing Apts. Proj., Ser. 1998A, (LOC: U.S. Bank), 1.05%, VRDN	2,200,000	2,200,000
Wisconsin Hsg. & EDA RB, Ser. B, (SPA: State Street Corp.), 0.99%, VRDN	10,000,000	10,000,000
1,896,927,013
Industrial Development Revenue 7.9%
Adams Cnty., CO IDRB, Trustile Doors, Inc., Proj., Ser. 1999A, (LOC: Key Bank), 1.15%, VRDN	3,860,000	3,860,000
Adams Cnty., NE IDRB, Centennial Plastics Proj., (LOC: U.S. Bank), 1.15%, VRDN	2,320,000	2,320,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, (LOC: PNC Bank), 1.00%, VRDN	4,147,000	4,147,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., Ser. A, (LOC: Key Bank), 1.25%, VRDN	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., (LOC: LaSalle Bank), 1.10%, VRDN	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., (Liq.: Bank of America), 1.10%, VRDN	2,900,000	2,900,000
Bessemer, AL IDRB, Carlton Investments LLC Proj., (Liq.: Amsouth Bank), 1.19%, VRDN	2,900,000	2,900,000
Birmingham, AL IDA RB, American Cast Iron Pipe Co. Proj., (LOC: Southtrust Bank), 1.19%, VRDN	9,415,000	9,415,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., (LOC: U.S. Bank), 1.15%, VRDN	2,800,000	2,800,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Braxton Cnty., WV Solid Wst. Disposal IDRRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.90%, VRDN	$ 8,900,000	$ 8,900,000
Brazos, TX Harbor Indl. Dev. Corp. Solid Wst. Disposal RB, Wst. Svcs. Proj., (Liq.: Bank of America), 1.05%, VRDN	4,500,000	4,500,000
Bremen, IN IDRB:
Digger Specialities, Inc. Proj., (LOC: Key Bank), 1.15%, VRDN	1,855,000	1,855,000
Universal Bearings, Inc. Proj., (LOC: Key Bank), 1.15%, VRDN	3,360,000	3,360,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 1.24%, VRDN	1,000,000	1,000,000
Brunswick & Glynn Cnty., GA EDA RB, Epworth By The Sea Inc. Proj., 1.04%, VRDN	7,200,000	7,200,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., (LOC: Marshall & Isley Bank), 1.42%, VRDN	1,395,000	1,395,000
California CDA RB, Nichirin-Flex Proj., (LOC: Mizuho Corp. Bank), 3.19%, VRDN	4,460,000	4,460,000
California PCRB, Atlantic Richfield Co. Proj., 1.04%, VRDN	15,900,000	15,900,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., (LOC: Key Bank), 1.15%, VRDN	1,120,000	1,120,000
Chattanooga, TN IDRB, Top Flight, Inc. Proj., (LOC: Citizens Bank), 1.16%, VRDN	2,750,000	2,750,000
Chicago, IL IDRB, P.S. Greetings, Inc. Proj., (LOC: LaSalle Bank), 1.00%, VRDN	1,745,000	1,745,000
Colorado HFA EDRB, Super Vacuum Manufacturing Co. Proj., 1.20%, VRDN	200,000	200,000
Colorado HFA IDRB, Worldwest, Ltd. Liability Co. Proj., (LOC: U.S. Bank), 1.25%, VRDN	1,000,000	1,000,000
Columbus, GA IDRB, Goldens Foundry Proj., (LOC: Columbus B&T Co.), 1.24%, VRDN	3,325,000	3,325,000
Conyers, GA IDRB, Handleman Co. Proj., (LOC: Columbus B&T Co.), 1.07%, VRDN	3,200,000	3,200,000
Covington, KY Indl. Bldg. RB, Esco Corp. Proj., (LOC: Union Bank of California), 1.44%, VRDN	6,610,000	6,610,000
Crawford Cnty., GA IDRB, Arriscraft Intl. USA, Inc. Proj., (LOC: Southtrust Bank), 1.19%, VRDN	5,390,000	5,390,000
De Kalb Cnty., GA Dev. Auth. IDRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.94%, VRDN	2,800,000	2,800,000
De Pere, WI IDRB, Cleaning Sys., Inc., 1.05%, VRDN	2,625,000	2,625,000
Eau Claire, WI IDRB, Intek Plastics Proj., (LOC: U.S. Bank), 1.15%, VRDN	3,185,000	3,185,000
Elkhart Cnty., IN EDRB, ATI Proj., (SPA: Societe Generale), 1.05%, VRDN	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., (Insd. by Bay Hypo-Und Vereins), 1.24%, VRDN	4,125,000	4,125,000
Florida Dev. Fin. Corp. IDRB:
M.J. Eagle Realty Proj., Ser. 2002-C3, (LOC: SunTrust Bank), 1.15%, VRDN	1,655,000	1,655,000
Repco Equipment Leasing Proj., Ser. 2002-C2, (LOC: SunTrust Bank), 1.15%, VRDN	1,100,000	1,100,000
Serigraphic Arts, Inc. Proj., Ser. 2002-C4, (LOC: SunTrust Bank), 1.15%, VRDN	740,000	740,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., (LOC: Associated Bank), 1.24%, VRDN	2,235,000	2,235,000
Frankfort, ID EDRB, Gen. Seating of America Proj., (LOC: Mizuho Corp. Bank), 4.02%, VRDN	795,000	795,000
Franklin Cnty., TN IDRB, Franklin Inds. Proj., (LOC: Bank of America), 1.15%, VRDN	918,000	918,000
Fridley, MN RRB, Fridley Business Plaza Proj., (LOC: Wells Fargo), 1.15%, VRDN	2,550,000	2,550,000
Frisco City, AL IDA RB, Standard Furniture Manufacturing Proj., (LOC: Amsouth Bank), 1.16%, VRDN	1,970,000	1,970,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Gooding Cnty., ID IDRB, Southfield Dairy Proj., (LOC: Bank of America), 1.19%, VRDN	$ 3,770,000	$ 3,770,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., (LOC: Branch B&T), 1.10%, VRDN	7,055,000	7,055,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., (LOC: First Comml. Bank), 1.30%, VRDN	1,150,000	1,150,000
Hawaii Dept. Budget & Fin. Spl. Purpose RB, Palama Meat Co. Proj., (LOC: Bank of Hawaii), 2.00%, VRDN	7,700,000	7,700,000
Henderson, TN IDRB, Premier Manufacturing Corp. Proj., (LOC: Natl. City Bank), 1.09%, VRDN	3,840,000	3,840,000
Hopkinsville, KY Indl. Bldg. RRB, Copar, Inc. Proj., Ser. 95, (LOC: Mizuho Corp. Bank), 4.02%, VRDN	1,700,000	1,700,000
Huntsville, AL IDRB, Service Steel, Inc. Proj., (LOC: First Comml. Bank), 1.24%, VRDN	1,710,000	1,710,000
Illinois Dev. Fin. Auth. IDRB:
Cook Composites & Polymers Proj., (LOC: BNP Paribas), 1.30%, VRDN	3,290,000	3,290,000
Downers Grove, Ltd. Proj., (LOC: LaSalle Bank), 1.09%, VRDN	2,000,000	2,000,000
Kris & Dee Associates, Inc. Proj., (LOC: LaSalle Bank), 1.10%, VRDN	1,010,000	1,010,000
Indiana Dev. Fin. Auth EDRB, Carr Metals Products Proj., (LOC: Bank One), 1.30%, VRDN	900,000	900,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., (LOC: Bank One), 1.17%, VRDN	3,750,000	3,750,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj.:
Ser. A, (LOC: U.S. Bank), 1.35%, VRDN	1,500,000	1,500,000
Ser. B, (LOC: U.S. Bank), 1.35%, VRDN	600,000	600,000
Kansas City, MO IDRRB, Quarterage Hotel Proj., (LOC: U.S. Bank), 1.19%, VRDN	3,815,000	3,815,000
Lexington, KY IDRB, Kirby Containers Proj., (LOC: Amsouth Bank), 1.19%, VRDN	2,200,000	2,200,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., (LOC: U.S. Bank), 1.19%, VRDN	1,000,000	1,000,000
Liberty Cnty., GA IDRB, Muskin Leisure Products Proj., (LOC: Comerce de France), 1.07%, VRDN	3,875,000	3,875,000
Lincoln Cnty., ID IDRB, Double A Dairy Proj., (LOC: Bank of America), 1.19%, VRDN	2,000,000	2,000,000
Lombard, IL IDRB, Tella Tool & Manufacturing Co. Proj., (LOC: American National B&T), 1.04%, VRDN	500,000	500,000
Lorain Cnty., OH IDRB, Skill Tools Proj., (LOC: Key Bank), 1.15%, VRDN	4,855,000	4,855,000
Louisiana Local Govt. Env. Facs. CDA RB:
Mid South Extrusion Proj., (LOC: Regions Bank), 1.19%, VRDN	2,995,000	2,995,000
Southern Ionics, Inc. Proj., (LOC: Southtrust Bank), 1.19%, VRDN	4,500,000	4,500,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., (Gtd. by Honeywell Intl.), 1.35%, VRDN	6,815,000	6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., (LOC: Regions Bank), 1.19%, VRDN	3,145,000	3,145,000
Mandan, ND Muni. IDRRB, Cloverdale Foods Co. Proj., (LOC: Bank of North Dakota), 1.25%, VRDN	4,360,000	4,360,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., (LOC: Associated Bank), 1.24%, VRDN	1,050,000	1,050,000
Manitowoc Tool & Machining Proj., (LOC: Associated Bank), 1.24%, VRDN	2,100,000	2,100,000
Northern Labs, Inc. Proj., Ser. 1997, (LOC: U.S. Bank), 1.15%, VRDN	2,800,000	2,800,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Mankato, MN IDRB, Katolight Corp. Proj., (LOC: U.S. Bank), 1.15%, VRDN	$ 2,250,000	$ 2,250,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., (Gtd. by Bay Hypo-Und Vereins), 1.24%, VRDN	3,385,000	3,385,000
Martin Cnty., NC Indl. Facs. PCRRB, Weyerhaeuser Co. Proj.:
(Gtd. by Weyerhaeuser Co.), 1.59%, VRDN	10,600,000	10,600,000
(Gtd. by Weyerhaeuser Co.), 1.96%, VRDN	1,395,000	1,395,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., (LOC: Bank One), 1.17%, VRDN	4,000,000	4,000,000
Meade Cnty., KY Indl. Bldg. RB, Liters Quarry, Inc. Proj., (LOC: Bank One), 1.09%, VRDN	2,600,000	2,600,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., (LOC: U.S. Bank), 1.00%, VRDN	2,235,000	2,235,000
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., (LOC: Columbus B&T Co.), 1.22%, VRDN	3,400,000	3,400,000
Miami Cnty., IN IDRB, Prime Products, Inc. Proj., (LOC: Bank One), 1.19%, VRDN	4,400,000	4,400,000
Miami-Dade Cnty., FL IDRB, Reflectone, Inc., Proj., (Gtd. by British Aerospace Pub. Ltd.), 1.05%, VRDN	8,100,000	8,100,000
Michigan Strategic Fund EDRB, Yamaha Music Proj., (LOC: Mizuho Corp. Bank), 4.02%, VRDN	6,800,000	6,800,000
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., (LOC: U.S. Bank), 1.15%, VRDN	4,275,000	4,275,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., (LOC: Regions Bank), 1.20%, VRDN	3,320,000	3,320,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., (LOC: Natl. City Bank), 1.09%, VRDN	4,550,000	4,550,000
Muscle Shoals, AL IDRB, Robbins LLC Proj., Ser. A, (LOC: Amsouth Bank), 1.19%, VRDN	4,500,000	4,500,000
New Hampshire Business Fin. Auth. IDRB, Monadnock Economic Dev. & Precitech Proj., (LOC: Key Bank), 1.15%, VRDN	3,270,000	3,270,000
New Jersey EDA RB, Omni Banking Co. Proj., 1.00%, VRDN	2,000,000	2,000,000
Oakland Cnty., MI Econ. Dev. Corp. RB, A&M Label Proj., (LOC: Natl. City Bank), 1.09%, VRDN	3,325,000	3,325,000
Ohio Cnty., KY PCRB, Thomas Inds. Proj., (LOC: Natl. City Bank), 1.25%, VRDN	1,250,000	1,250,000
Oklahoma Dev. Fin. Auth. RB:
1.35%, VRDN	10,000,000	10,000,000
Conoco, Inc. Proj., Ser. B, (Gtd. by Conoco, Inc.), 1.15%, VRDN	2,500,000	2,500,000
Oregon EDRB, Beef Northwest Feeders Proj.:
(LOC: Bank of America), 1.19%, VRDN	1,525,000	1,525,000
1.19%, VRDN	2,000,000	2,000,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., (LOC: Regions Bank), 1.19%, VRDN	1,470,000	1,470,000
Pierce Cnty., WA EDRB, Truss Co. Proj., (LOC: U.S. Bank), 1.05%, VRDN	2,475,000	2,475,000
Pilchuck, WA Dev. Corp. IDRB, HCI Steel Proj., (LOC: Key Bank), 1.15%, VRDN	1,880,000	1,880,000
Pinellas Cnty., FL IDRB, Better Business Forms, Inc. Proj., (LOC: Allied Irish Bank), 1.30%, VRDN	1,200,000	1,200,000
Port Bellingham, WA IDRB, Bakerview Proj., (LOC: Key Bank), 1.15%, VRDN	2,675,000	2,675,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Port Corpus Christi, TX Solid Wst. Disp. RB, Flint Hills Resources Proj.:
Ser. A, (Gtd. by Flint Hills Resources), 1.30%, VRDN	$ 34,000,000	$ 34,000,000
Ser. B, (Gtd. by Flint Hills Resources), 1.20%, VRDN	11,700,000	11,700,000
Port Grays Harbor, WA IDRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.94%, VRDN	2,365,000	2,365,000
Port Grays Harbor, WA IDRRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.94%, VRDN	6,850,000	6,850,000
Port Longview, WA Solid Wst. Disp. RB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.94%, VRDN	1,200,000	1,200,000
Rhode Island Indl. Facs. Corp. IDRB, Greystone of Lincoln Proj., (LOC: Mellon Bank), 1.30%, VRDN	2,300,000	2,300,000
Rhode Island Indl. Facs. Corp. RB, Calise & Sons Bakery Proj., 1.03%, VRDN	6,790,000	6,790,000
Rio Arriba Cnty., NM IDRB, Franklin Industries Proj., (LOC: Key Bank), 1.15%, VRDN	994,000	994,000
Scott Cnty., IA IDRB, Ford Manufacturing Co., Inc. Proj., Ser. 1997, (LOC: U.S. Bank), 1.15%, VRDN	1,800,000	1,800,000
Simpson Cnty., KY IDRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.94%, VRDN	2,000,000	2,000,000
Simpson Cnty., KY Indl. Bldg. RB, Harmon Motive Kentucky Proj., (LOC: Bank of America), 1.10%, VRDN	7,200,000	7,200,000
South Carolina Jobs EDA RB:
Mid Atlantic Drainage Proj., (LOC: Natl. Bank of South Carolina), 1.19%, VRDN	1,815,000	1,815,000
Ortec, Inc. Proj., Ser. B, (LOC: Bank of America), 1.10%, VRDN	2,500,000	2,500,000
TK, Inc. Proj., (LOC: Bank of America), 1.10%, VRDN	2,230,000	2,230,000
South Dallas, AL IDA RB, Cahaba Valley Lumber Co. Proj., (LOC: Amsouth Bank), 1.19%, VRDN	1,550,000	1,550,000
St. Joseph, MO IDRB, Lifeline Foods LLC Proj., (Gtd. by Bay Hypo-Und Vereins), 1.24%, VRDN	7,140,000	7,140,000
Summit Cnty., OH IDRB, S.A. Comunale Co. Proj., (LOC: Natl. City Bank), 1.09%, VRDN	3,110,000	3,110,000
Trinity River Auth., TX PCRRB, General Motors Corp. Proj., Ser. 1987,(Gtd. by General Motors Corp.), 1.45%, VRDN	6,900,000	6,900,000
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., (LOC: Amsouth Bank), 1.29%, VRDN	625,000	625,000
Hardwear Corp. Proj., (LOC: Amsouth Bank), 1.29%, VRDN	975,000	975,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., (LOC: Amsouth Bank), 1.16%, VRDN	2,330,000	2,330,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., (LOC: Key Bank), 1.15%, VRDN	6,330,000	6,330,000
Washington EDFA RB, Royal Ridge Fruit Proj., (LOC: Bank of America), 1.19%, VRDN	4,465,000	4,465,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
(Gtd. by Dow Chemical Co.), 1.13%, VRDN	10,200,000	10,200,000
Ser. 1995, (Gtd. by Dow Chemical Co.), 1.09%, VRDN	20,525,000	20,525,000
Ser. A, (Gtd. by Dow Chemical Co.), 1.13%, VRDN	4,050,000	4,050,000
Wilson Cnty., TN IDRB, John Deal Coatings, Inc. Proj., (LOC: Amsouth Bank), 1.24%, VRDN	1,400,000	1,400,000
Winslow, ME RB, Maine Biological Labs Proj., (LOC: Key Bank), 1.15%, VRDN	3,505,000	3,505,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., (LOC: Bank of the West), 1.25%, VRDN	620,000	620,000
Michelsen Packaging Co. Proj., (LOC: Bank of America), 1.10%, VRDN	1,800,000	1,800,000
481,684,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Lease 4.2%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, (LOC: LaSalle Bank), 1.25%, VRDN	$ 48,526,442	$ 48,526,442
ABN AMRO Leasetops Cert. Trust, Multi-State Proj., Ser. 2001-01, (Liq.: ABN AMRO Bank & Insd. by AMBAC), 1.29%, VRDN 144A	20,703,141	20,703,141
Charter Mac Equity Issuer Trust, PFOTER, 1.10%, VRDN	28,025,000	28,025,000
Koch Floating Rate Trust, Ser. 2001-1, (Liq.: State Street Corp. & Insd. by AMBAC), 1.19%, VRDN	96,653,394	96,653,394
MBIA Capital Corp. Grantor Trust Lease, PFOTER, (Liq.: Landesbank Hessen & Insd. by MBIA), 1.09%, VRDN	40,085,000	40,085,000
Pitney Bowes Credit Corp. Leasetops:
0.99%, VRDN	5,874,843	5,874,843
1.19%, VRDN	5,236,273	5,236,273
Ser. 1999-2, (LOC: Pitney Bowes Credit Corp. & Insd. by AMBAC), 1.19%, VRDN	13,037,755	13,037,755
258,141,848
Miscellaneous Revenue 0.9%
Bad River Band Lake Superior, WI RB, Native Lands Acquisitions Proj., (LOC: Associated Bank), 1.05%, VRDN	5,290,000	5,290,000
Chicago, IL GO, Lakefront Millenium Proj., Floating Rate Trust Cert., Ser. 332, (Liq.: Morgan Stanley Dean Witter & Insd. by MBIA), 1.00%, VRDN	3,945,000	3,945,000
Clipper Tax-Exempt Cert. Trust COP, Ser. 2003-5, (Liq.: State Street Corp. & Insd. by FSA), 1.14%, VRDN	18,800,000	18,800,000
Emmaus, PA GO, Local Govt. Ser. G, 0.97%, VRDN	10,000,000	10,000,000
Indiana Bond Bank RB, (Insd. by MBIA), 1.00%, VRDN	2,435,000	2,435,000
Jacksonville, FL EDA RB, 0.95%, VRDN	5,000,000	5,000,000
Las Vegas, NV EDA RB, Andre Agassi Foundation Proj., (LOC: Allied Irish Bank), 0.94%, VRDN	2,400,000	2,400,000
New York State Dormitory Auth. PFOTER, 0.96%, VRDN	8,855,000	8,855,000
PFOTER, (Liq.: Merrill Lynch Capital Svcs. & Insd. by AMBAC), 1.14%, VRDN	875,000	875,000
57,600,000
Port Authority 0.8%
Chicago, IL IDRB, Federal Marine Terminal Proj., (LOC: LaSalle Bank), 1.05%, VRDN	4,200,000	4,200,000
Massachusetts Port Auth. RB, PFOTER:
(Liq: Merrill Lynch Capital Svcs.), 1.10%, VRDN	16,220,000	16,220,000
(Liq: Merrill Lynch Capital Svcs.), 1.15%, VRDN	5,820,000	5,820,000
Tuscaloosa, AL Cnty. Port Auth. RB, Capstone Hotel, Ltd. Proj., (LOC: Southtrust Bank), 1.00%, VRDN	138,000	138,000
Valdez, AK Marine Terminal RB:
Arco Trans. Proj. Ser. C, 1.25%, VRDN	5,000,000	5,000,000
Phillips Proj. Ser. A, 1.25%, VRDN	20,000,000	20,000,000
51,378,000
Public Facilities 1.3%
Blount Cnty, TN Pub. Auth. RB, Local Govt. Pub. Impt. Proj., Ser. A-6A, (LOC.: Regions Bank & Insd. by AMBAC), 0.95%, VRDN	10,000,000	10,000,000
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, 1.29%, VRDN	4,000,000	4,000,000
Central Waco, TX Dev. Corp. RB, Enterprise Zone Proj., (LOC: U.S. Bank), 1.05%, VRDN	2,400,000	2,400,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Public Facilities continued
Clark Cnty., IN Jail Holding Corp. RB, 1.00%, VRDN	$ 5,540,000	$ 5,540,000
Denver, CO City & Cnty. COP, 1.00%, VRDN	5,960,000	5,960,000
Essex Cnty., NJ Impt. Auth. RB, PFOTER, 0.94%, VRDN	5,995,000	5,995,000
Koch Class A Cert., PFOTER, (Liq.: Merrill Lynch Capital Svcs. & Insd. by MBIA), 1.19%, VRDN	2,300,000	2,300,000
Metro. Pier & Exposition Auth., IL RB, PFOTER, (Liq.: BNP Paribas & Insd. by MBIA), 1.09%, VRDN	6,605,000	6,605,000
Mississippi Dev. Bank Spl. Tax Obl. RB, Desoto Cnty. Pub. Impt. Proj., (SPA: Amsouth Bank & Insd. by AMBAC), 1.04%, VRDN	8,665,000	8,665,000
New Jersey EDA RB:
0.94%, VRDN	5,195,000	5,195,000
Ser. A, (LOC: PNC Bank, NA), 1.00%, VRDN	2,235,000	2,235,000
New Jersey EDA TOC, Ser. 2001-5, (Liq.: Bank of New York & Insd. by MBIA), 1.10%, 3/17/2004	10,995,000	10,995,000
Puerto Rico Pub. Fin. Corp. RB, 0.93%, VRDN	6,315,000	6,315,000
United Nations Dev. Corp. of New York, PFOTER, 1.02%, VRDN	3,630,000	3,630,000
79,835,000
Resource Recovery 1.6%
Delaware EDA IDRB, Delaware Clean Pwr. Proj., Ser. C, (Gtd. by Motiva Enterprises, LLC), 1.06%, VRDN	11,000,000	11,000,000
Illinois Dev. Fin. Auth. PCRB, Diamond Star Motor Proj., (SPA: Bank of Tokyo-Mitsubishi, Ltd.), 1.17%, VRDN	6,000,000	6,000,000
Ladysmith, WI Solid Wst. Disp. Facs. RB, Cityforest Corp. Proj., Ser. 1998, (LOC: Union Bank of California), 1.25%, VRDN	14,245,000	14,245,000
Oregon EDA RRB, Georgia Pacific Corp. Proj., (LOC: Deutsche Bank), 1.24%, VRDN	15,600,000	15,600,000
Oregon Metro. Svc. Dist. Wst. Disposal RB, Riedel Oregon Compost Co. Proj., (LOC: U.S. Bank), 1.14%, VRDN	3,900,000	3,900,000
Phenix Cnty., AL IDA Env. Impt. RB, Mead Coated Board Proj., (LOC: PNC Bank), 1.10%, VRDN	3,500,000	3,500,000
Port Arthur, TX Navigation Dist. Env. Facs. RRB, Motiva Enterprises LLC Proj., (Gtd. by Motiva Enterprises LLC), 1.10%, VRDN	28,475,000	28,475,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., (LOC: Bank One), 1.34%, VRDN	13,600,000	13,600,000
96,320,000
Special Tax 1.0%
ABN AMRO Munitops Cert. Trust, Florida Proj., Ser. 2002-24, (Liq.: ABN AMRO Bank & Insd. by AMBAC), 0.99%, VRDN	3,300,000	3,300,000
Houston, TX Hotel Occupancy Tax & Spl. RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs. & Insd. by AMBAC), 1.09%, VRDN	8,020,000	8,020,000
Merrillville, IN Community Sch. Dist. TAN, 2.00%, 5/1/2004	11,927,000	11,941,847
Michigan City, IN Sch. Dist. TAN, 2.00%, 3/15/2004	14,400,000	14,404,111
New York, NY Transitional Fin. Auth. RB, 0.98%, VRDN	4,015,000	4,015,000
Park Creek Metro. Dist., CO Tax Increment TRAN, Floating Rate Trust, (Liq.: Lehman Brothers), 1.26%, VRDN	15,850,000	15,850,000
Pennsylvania Intergovernmental Auth. Spl. Tax ROC, Ser. 99-7, (Liq.: Citigroup Holdings & Insd. by FGIC), 1.00%, VRDN	5,200,000	5,200,000
62,730,958
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Tobacco Revenue 3.1%
California Tobacco Settlement RB, PFOTER, (Liq.: Westdeutsche Landesbank), 1.03%, VRDN	$ 3,535,000	$ 3,535,000
District of Columbia Tobacco Settlement Fin. Corp. RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.14%, VRDN	1,885,000	1,885,000
Erie Cnty., NY Tobacco Asset Security RB, PFOTER, 1.03%, VRDN	10,895,000	10,895,000
Golden State Tobacco Securitization Corp., PFOTER:
0.96%, VRDN	20,400,000	20,400,000
1.03%, VRDN	19,625,000	19,625,000
Los Angeles Tobacco Settlement Fin. Corp. RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.14%, VRDN	7,000,000	7,000,000
New Jersey Tobacco Settlement Fin. Corp. RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.03%, VRDN	28,475,000	28,475,000
New York Cntys. Tobacco Trust RB:
1.03%, VRDN	9,105,000	9,105,000
PFOTER, (Liq.: Westdeutsche Landesbank), 1.03%, VRDN	19,915,000	19,915,000
New York Tobacco Settlement Fin. Corp. RB:
0.96%, VRDN	23,500,000	23,500,000
1.01%, VRDN	29,990,000	29,990,000
Rhode Island Tobacco Settlement Fin. Corp. RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.09%, VRDN	2,495,000	2,495,000
South Carolina Tobacco Settlement RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.14%, VRDN	2,500,000	2,500,000
Wisconsin State Badger Tobacco Asset Securitization RB, PFOTER, (LOC: Lloyds Bank), 1.09%, VRDN	10,000,000	10,000,000
189,320,000
Transportation 3.7%
Central Puget Sound, WA Regl. Trans. Auth. RB, Floating Rate Trust Cert., Ser. 360,
(Liq.: Morgan Stanley Dean Witter & Insd. by FGIC), 1.00%, VRDN	2,275,000	2,275,000
Dallas, TX Rapid Transit RB, 1.00%, VRDN	2,810,000	2,810,000
E-470 Pub. Hwy. Auth., CO RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs. & Insd. by MBIA), 1.09%, VRDN	7,050,000	7,050,000
Lee Cnty., FL Capital & Trans. Facs. RB, 0.99%, VRDN	5,000,000	5,000,000
Massachusetts Federal Hwy. Proj. RB, 0.95%, VRDN	5,540,000	5,540,000
Metro. Trans. Auth. of NY RB, (Liq: Merrill Lynch Capital Svcs. & Insd. by FGIC), 0.98%, VRDN	14,340,000	14,340,000
New Jersey State Turnpike Auth. RB:
0.97%, VRDN	3,825,000	3,825,000
PFOTER, (Liq.: Merrill Lynch Capital Svcs. & Insd. by MBIA), 0.97%, VRDN	16,000,000	16,000,000
New York State Thruway Auth. RB:
0.96%, VRDN	11,415,000	11,415,000
1.01%, VRDN	4,995,000	4,995,000
MSTR, (SPA: Societe Generale), 0.96%, VRDN	7,200,000	7,200,000
Oklahoma Trans. Auth. RB, Oklahoma Turnpike Sys., 5.00%, 1/1/2005	1,000,000	1,031,589
Orlando & Orange Cnty., FL Expressway Auth. RB, 1.01%, VRDN	7,900,000	7,900,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Transportation continued
Regional Trans. Auth., IL RB, Ser. 2003-21, (Liq.: BNP Paribas & Insd. by FGIC), 0.99%, VRDN	$ 6,100,000	$ 6,100,000
Rhode Island Economic Dev. Corp. RB, 2.00%, 6/15/2004	4,600,000	4,610,593
South Carolina Trans. Infrastructure RB, 0.99%, 3/4/2004	17,130,000	17,130,000
Triborough Bridge & Tunnel Auth. RB:
Ser. B, 0.92%, VRDN	86,600,000	86,600,000
Ser. D, 0.91%, VRDN	22,160,000	22,160,000
225,982,182
Utility 4.3%
Carlton, WI PCRB, Power & Light Proj., 1.13%, VRDN	1,500,000	1,500,000
Carroll Cnty., KY Solid Wst. Disposal Facs. RB, Kentucky Utility Co. Proj., (Gtd. by Kentucky Utility Co.), 1.13%, VRDN	45,100,000	45,100,000
Charlotte Cnty., FL Utility RB, Ser. B, (Liq.: Bank of America & Insd. by FSA), 0.95%, VRDN	10,000,000	10,000,000
Chino Basin, CA Regl. Fin. Auth. RB, Inland Empire Util. Proj. Ser. A, 0.89%, VRDN	14,195,000	14,195,000
Chula Vista, CA IDRRB, San Diego Gas & Elec. Co. Proj., Ser. A, (Gtd. by San Diego Gas & Elec. Co.), 1.17%, VRDN	1,800,000	1,800,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., (Gtd. by Arizona Pub. Svc. Co.), 1.15%, VRDN	12,260,000	12,260,000
Florida Govt. Util. Auth. RB, Floating Rate Trust Cert., Ser. 327, (Liq.: Morgan Stanley Dean Witter & Insd. by AMBAC), 1.00%, VRDN	6,800,000	6,800,000
Lakeland, FL Energy Sys. RB, Ser. A, (SPA: Toronto Dominion Bank), 0.95%, VRDN	4,900,000	4,900,000
Long Island, NY Pwr. Auth. RB:
0.97%, VRDN	17,250,000	17,250,000
PFOTER, (Liq.: Merrill Lynch Capital Svcs. & Insd. by FSA), 0.96%, VRDN	16,000,000	16,000,000
Lower Colorado River, TX Auth. RB, 1.00%, VRDN	3,800,000	3,800,000
McAlester, OK Pub. Works Auth. Util. RB, MSTR, Ser. 9014, (Liq.: Bear Stearns & Co. & Insd. by FSA), 0.99%, VRDN	11,585,000	11,585,000
Milwaukee, WI IDRRB, Wisconsin Elec. Pwr. Co. Proj., (Gtd. by Wisconsin Elec. Pwr. Co.), 1.25%, VRDN	2,000,000	2,000,000
Oconee Cnty., SC PCRRB, Duke Energy Corp. Proj., Ser. A, (Gtd. by Duke Energy Corp.), 1.12%, VRDN	23,900,000	23,900,000
Pleasant Prairie, WI PCRRB, Wisconsin Elec. Pwr. Co.:
1.25%, VRDN	20,000,000	20,000,000
Ser. B, (Gtd. by Wisconsin Elec. Pwr. Co.), 1.25%, VRDN	4,000,000	4,000,000
Port Morrow, OR PCRRB, Idaho Pwr. Co. Proj., (Gtd. by Idaho Pwr. Co.), 1.95%, VRDN	4,360,000	4,360,000
Puerto Rico Elec. Pwr. Auth. RB, 1.30%, 11/18/2004	3,315,000	3,315,000
Saint Lucie Cnty., FL PCRRB, Florida Pwr. & Light Co., (Gtd. by Florida Pwr. & Light Co.), 1.00%, VRDN	13,760,000	13,760,000
Sarasota Cnty., FL Util. Sys. RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs. & Insd. by FGIC), 0.99%, VRDN	5,895,000	5,895,000
Seattle, WA Drainage & Wstwtr. RB, 1.09%, VRDN	9,790,000	9,790,000
South Carolina Pub. Svc. Auth. RB, Class A, (Liq.: Citibank Holdings & Insd. by FSA), 1.01%, VRDN	10,485,000	10,485,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Utility continued
Springfield, IL Elec. RB, Ser. 2002A, (Liq.: Bank of New York & Insd. by MBIA), 1.02%, VRDN 144A	$ 6,802,000	$ 6,802,000
Sweetwater Cnty., WY PCRRB, Pacific Corp Proj., Ser. 1990A, (Insd. by Commerzbank), 1.95%, VRDN	11,900,000	11,900,000
261,397,000
Water & Sewer 2.7%
California Dept. of Wtr. Resources RB, Ser. C, 0.93%, VRDN	9,000,000	9,000,000
Chino Basin, CA Desalter Auth. RB, Ser. A, (Insd. by Bay Hypo-Und Vereins), 1.03%, VRDN	84,100,000	84,100,000
Detroit, MI Wtr. Supply Sys. RB, 0.99%, VRDN	4,545,000	4,545,000
Honolulu, HI City & Cnty. Wstwtr. Sys. RB, Floating Rate Trust Cert., Ser. 400, (Liq.: Morgan Stanley Dean Witter & Insd. by FGIC), 1.00%, VRDN	3,462,500	3,462,500
Houston, TX Wtr. & Swr. Sys. RB, Ser. 2003-14, (Liq.: BNP Paribas & Insd. by FSA), 0.99%, VRDN	1,600,000	1,600,000
Jacksonville Elec. Auth. Wtr & Swr. RB, Ser. B, (Liq.: XL Capital Assurance), 0.92%, VRDN	20,865,000	20,865,000
Los Angeles, CA Wstwtr. Sys. RB, Class A, Ser. 2003-33, (Liq.: Citibank Holdings & Insd. by FSA), 0.97%, VRDN	11,870,000	11,870,000
Miami-Dade Cnty., FL., Wtr. & Swr. Sys. FRN RB, (SPA: Lloyds Bank & Insd. by FGIC), 0.91%, VRDN	19,500,000	19,500,000
New York State Env. Facs. Corp. RB, 0.96%, VRDN	4,200,000	4,200,000
Philadelphia, PA Wtr. & Wstwtr. Facs. RB, 0.94%, VRDN	8,000,000	8,000,000
Sheboygan, WI PCRB, 1.13%, VRDN	1,000,000	1,000,000
168,142,500
Total Municipal Obligations		5,950,977,307
U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.6%
FHLMC, Ser. M001, Class A, FRN, 1.14%, 3/4/2004	35,000,000	35,000,000

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund	500,000	500,000
Total Investments (cost $6,111,306,307) 99.6%		6,111,306,307
Other Assets and Liabilities 0.4%		23,698,122
Net Assets 100.0%		$ 6,135,004,429

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLB	Federal Home Loan Bank
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2004

Summary of Abbreviations continued
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TOC	Tender Option Certificate
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 29, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risks.

The following table shows the percent of total investments by geographic location as of February 29, 2004:

State
California	14.6%
New York	11.0%
Texas	5.6%
Delaware	4.3%
Florida	4.3%
South Carolina	3.9%
Illinois	3.8%
Georgia	3.6%
Wisconsin	3.0%
Kentucky	2.6%
Ohio	2.6%
Massachusetts	2.5%
North Carolina	2.1%
Pennsylvania	1.9%
Washington	1.6%
New Jersey	1.5%
Louisiana	1.4%
Colorado	1.3%
Indiana	1.2%
Rhode Island	1.2%
Utah	1.0%
Maryland	0.9%
Michigan	0.9%
Oklahoma	0.9%
Tennessee	0.8%
Alaska	0.8%
Alabama	0.7%
Puerto Rico	0.7%
Hawaii	0.6%
Connecticut	0.5%
Missouri	0.5%
New Hampshire	0.5%
Nevada	0.5%
Oregon	0.4%
Idaho	0.3%
Maine	0.3%
Nebraska	0.3%
Vermont	0.3%
Arizona	0.3%
District of Columbia	0.2%
Kansas	0.2%
Mississippi	0.2%
South Dakota	0.2%
Wyoming	0.2%
Iowa	0.1%
Minnesota	0.1%
North Dakota	0.1%
New Mexico	0.1%
West Virginia	0.1%
Non-state specific	13.3%
100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004

Assets
Investments at amortized cost	$ 6,111,306,307
Cash	2,417,701
Receivable for Fund shares sold	11,789,975
Interest receivable	13,728,757
Prepaid expenses and other assets	107,410

Total assets	6,139,350,150

Liabilities
Dividends payable	2,467,830
Payable for Fund shares redeemed	1,312,438
Advisory fee payable	55,203
Distribution Plan expenses payable	21,640
Due to other related parties	25,539
Accrued expenses and other liabilities	463,071

Total liabilities	4,345,721

Net assets	$ 6,135,004,429

Net assets represented by
Paid-in capital	$ 6,134,694,716
Undistributed net investment income	309,713

Total net assets	$ 6,135,004,429

Net assets consists of
Class I	$ 5,035,744,753
Class AD	18,336,826
Class IN	142,411,073
Class IS	881,211,758
Class P	57,297,967
Class RV	1,029
Class RC	1,023

Total net assets	$ 6,135,004,429

Shares outstanding
Class I	5,035,569,629
Class AD	18,343,430
Class IN	142,429,869
Class IS	881,045,554
Class P	57,301,178
Class RV	1,026
Class RC	1,022

Net asset value per share
Class I	$ 1.00
Class AD	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00
Class RV	$ 1.00
Class RC	$ 1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended February 29, 2004

Investment income
Interest	$ 58,723,821

Expenses
Advisory fee	5,359,754
Distribution Plan expenses
Class AD	14,938
Class IN	143,315
Class IS	1,736,797
Class P	195,345
Class RV	7
Class RC	8
Administrative services fee	2,913,762
Transfer agent fees	255,515
Trustees' fees and expenses	69,083
Printing and postage expenses	54,239
Custodian and accounting fees	1,254,101
Registration and filing fees	458,225
Professional fees	33,747
Other	339,073

Total expenses	12,827,909
Less: Expense reductions	(17,995)

Net expenses	12,809,914

Net investment income	45,913,907

Net realized gains on securities	738,987

Net increase in net assets resulting from operations	$ 46,652,894

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,
	2004 (a)		2003

Operations
Net investment income		$ 45,913,907		$ 42,592,838
Net realized gains on securites		738,987		347,084

Net increase in net assets resulting from operations		46,652,894		42,939,922

Distributions to shareholders from
Net investment income
Class I		(39,335,586)		(34,650,082)
Class AD		(291,090)		(355,634)
Class IN		(1,303,551)		(1,337,712)
Class IS		(5,233,653)		(7,405,457)
Class P		(193,630)		(182,171)
Class RV		(4)		(9)
Class RC		(6)		(9)

Total distributions to shareholders		(46,357,520)		(43,931,074)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	15,801,402,746	15,801,402,746	8,653,901,171	8,563,901,171
Class AD	29,815,133	29,815,133	38,805,473	38,805,473
Class IN	512,502,002	512,502,002	416,679,382	416,679,382
Class IS	1,225,450,571	1,225,450,571	1,000,658,067	1,000,658,067
Class P	53,214,985	53,214,985	40,458,198	40,458,197

		17,622,385,437		10,060,502,290

Net asset value of shares issued in reinvestment of distributions
Class I	11,648,740	11,648,740	8,508,232	8,508,232
Class AD	248,235	248,235	332,244	332,244
Class IN	908,831	908,831	1,143,907	1,143,907
Class IS	4,468,695	4,468,695	6,330,769	6,330,769
Class P	193,577	193,577	181,910	181,910
Class RV	4	4	9	9
Class RC	3	3	7	7

		17,468,085		16,497,078

Payment for shares redeemed
Class I	(13,753,294,956)	(13,753,294,956)	(7,221,834,578)	(7,221,834,578)
Class AD	(52,341,486)	(52,341,486)	(16,070,548)	(16,070,548)
Class IN	(541,383,700)	(541,383,700)	(253,646,059)	(253,646,059)
Class IS	(989,567,747)	(989,567,747)	(956,482,077)	(956,482,077)
Class P	(26,447,114)	(26,447,114)	(20,173,243)	(20,173,243)

		(15,363,035,003)		(8,468,206,505)

Net increase in net assets resulting from capital share transactions		2,276,818,519		1,608,792,863

Total increase in net assets		2,277,113,893		1,607,801,711
Net assets
Beginning of period		3,857,890,536		2,250,088,825

End of period		$ 6,135,004,429		$ 3,857,890,536

Undistributed net investment income		$ 309,713		$ 19,331

(a) Year ended February 29.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Municipal Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation.

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.11% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On February 29, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 29, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 29, 2004, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $309,713.

Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended February 28,
	2004(a)	2003

Ordinary Income	$ 224,931	$ 352,076
Exempt-Interest Income	45,607,201	43,578,998
Long-term Capital Gain	525,388	0

(a) Year ended February 29.
8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. IN-KIND TRANSACTION

Effective on the close of business on May 28, 2002, the Fund acquired assets through an in-kind transaction. This transaction transferred the underlying securities and net cash balances of Wachovia Tax-Free Money Market Fund. In the transaction, shareholders redeemed 244,235,667 shares of Wachovia Tax-Free Money Market Fund and purchased the same number of Class I shares of the Fund in consideration for securities, net of cash balance, valued at $244,235,667, which resulted in no gain or loss to the shareholder. The value of securities, net of cash balance, received by the Fund and the number of Class I shares issued are reflected as proceeds from shares sold in the Statement of Changes in Net Assets for the year ended February 28, 2003.

NOTES TO FINANCIAL STATEMENTS continued

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended February 29, 2004, the Fund had no borrowings under this agreement.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Municipal Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 29, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Municipal Money Market Fund, as of February 29, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
April 2, 2004

ADDITIONAL INFORMATION (unaudited)

Federal Tax Distributions

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $525,388 for the fiscal year ended February 29, 2004.

For the fiscal year ended February 29, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 98.36%.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $250.4 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of February 29, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565577 rv1   4/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Institutional Treasury Money Market Fund

Evergreen Institutional Treasury Money Market Fund: Annual Report as of February 29, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
22	INDEPENDENT AUDITORS' REPORT
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

April 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Institutional Treasury Money Market Fund, which covers the 12-month period ended February 29, 2004.

Twelve months ago, it was the opinion of many investors that conditions in the financial markets could not get any worse. Most recently, many of those same investors felt things could not get any better. If the past year can be used as an example, we believe the importance of proper asset allocation between stocks, bonds and cash cannot be overstated. In particular, money market funds have provided investors with a degree of balance during periods of market turmoil and a form of liquidity during buying opportunities. Those portfolios diversified between municipals, treasuries, and money market funds managed to weather a variety of storms over the past year. Despite geopolitical concerns, a summer of volatile interest rates, changes in tax legislation, and a strengthening economy, many diversified investors enjoyed the benefits of proper asset allocation while contributing to the long-term performance of their portfolios.

The period began with tremendous uncertainty related to the potential for war with Iraq. As diplomacy faltered in the early months of 2003, many investors sought the relative safety of U.S. Treasury securities. As more and more investors employed this strategy, the rising demand resulted in higher prices and lower yields, enabling investment returns to become a self-fulfilling prophecy, at least for a short while. This increasingly popular strategy, though, soon helped set the stage for a summer of volatility unmatched in recent history.

At the conclusion of its monetary policy meeting in May, the Federal

1

LETTER TO SHAREHOLDERS continued

Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation". Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic GDP forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

The markets for bonds and cash began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved as the year progressed, the wildcard for investors remained sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Yet many businesses have substantially increased capital investment and we expect payrolls to continue to increase gradually over the coming months.

Thus far, the Federal Reserve has been true to its word. Despite solid economic growth, central bankers have not wavered from their theme of policy accommodation. Indeed, the message was refined at the conclusion of the January Federal Open Market Committee meeting, yet these changes were more semantic in nature. Instead of the "considerable period" wording, the Fed switched its statement to read that they would remain "patient" in their policy accommodation. Either way, interest rates remain near

2

LETTER TO SHAREHOLDERS continued

45-year lows, and we believe this monetary policy stance will continue until sustainable payroll growth or pricing pressures develop in the overall economy.

We believe that in this environment, and over the long-term, diversification methods including money market funds will continue to play an important role in the performance of investment portfolios. Those investors employing these strategies should be able to better balance the risks and opportunities presented by the markets, while also taking steps to address specific capital preservation needs. As always, we strongly recommend that investors maintain a proper asset allocation within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of February 29, 2004

MANAGEMENT TEAM

J. Kellie Allen

Bryan K. White, CFA

PERFORMANCE AND RETURNS*1

Portfolio inception date: 11/20/1996

								Lipper	Merrill
				Institutional				Institutional	Lynch
	Institutional	Administrative	Investor	Service	Participant	Reserve	Resource	U.S. Treasury	3-Month
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Money	U.S.
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
Class inception date	11/20/1996	5/1/2001	5/1/2001	11/27/1996	5/1/2001	5/1/2001	5/1/2001	Median	Bill Index[2]

Average annual return

1 year	0.90%	0.85%	0.80%	0.65%	0.40%	0.25%	0.12%	0.69%	1.12%

5 year	3.36%	3.33%	3.30%	3.11%	3.07%	2.98%	2.90%	3.13%	3.56%

Since portfolio inception	3.99%	3.97%	3.95%	3.73%	3.79%	3.73%	3.67%	3.74%	4.07%

7-day annualized yield	0.83%	0.78%	0.73%	0.58%	0.33%	0.18%	0.04%	N/A	N/A

30-day annualized yield	0.83%	0.78%	0.73%	0.58%	0.33%	0.18%	0.04%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 29, 2004, there were 144 funds in the Lipper Institutional U.S. Treasury Money Markets category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

7-DAY ANNUALIZED YIELD

4

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain more current performance information for Classes AD, IN, P, RV or RC please call 1.800.847.5397. Please go to www.EvergreenInvestments.com/fundperformance for more current performance information for Classes I and IS. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class RC. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Each class is only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 29, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS I	2004[1]	2003	2002	2001	2000[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.009	0.015	0.032	0.060	0.049
Distributions to shareholders from
Net investment income	-0.009	-0.015	-0.032	-0.060	-0.049
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.90%	1.56%	3.21%	6.19%	5.05%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,186,186	$2,222,210	$2,439,209	$1,784,059	$1,685,986
Ratios to average net assets
Expenses[2]	0.20%	0.20%	0.23%	0.19%	0.18%
Net investment income	0.89%	1.56%	3.12%	6.01%	4.92%

[1] Year ended February 29. [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS AD	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.008	0.015	0.023
Distributions to shareholders from
Net investment income	-0.008	-0.015	-0.023
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.85%	1.50%	2.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$52,002	$14,068	$4,771
Ratios to average net assets
Expenses[3]	0.25%	0.25%	0.28%[4]
Net investment income	0.84%	1.37%	3.07%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS IN	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.008	0.014	0.023
Distributions to shareholders from
Net investment income	-0.008	-0.014	-0.023
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.80%	1.45%	2.29%
Ratios and supplemental data
Net assets, end of period (thousands)	$259,651	$158,831	$1,242
Ratios to average net assets
Expenses[3]	0.30%	0.30%	0.34%[4]
Net investment income	0.77%	1.40%	3.02%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS IS	2004[1]	2003	2002	2001	2000[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.006	0.013	0.029	0.058	0.047
Distributions to shareholders from
Net investment income	-0.006	-0.013	-0.029	-0.058	-0.047
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.65%	1.30%	2.95%	5.93%	4.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,992,881	$2,362,269	$1,885,874	$1,550,308	$1,506,949
Ratios to average net assets
Expenses[2]	0.45%	0.45%	0.48%	0.44%	0.43%
Net investment income	0.65%	1.26%	2.85%	5.77%	4.67%

[1] Year ended February 29. [2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS P	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.004	0.010	0.019
Distributions to shareholders from
Net investment income	-0.004	-0.010	-0.019
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.40%	1.05%	1.95%
Ratios and supplemental data
Net assets, end of period (thousands)	$367,155	$350,527	$264,724
Ratios to average net assets
Expenses[3]	0.70%	0.70%	0.73%[4]
Net investment income	0.40%	1.03%	1.54%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS RV	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.002	0.009	0.018
Distributions to shareholders from
Net investment income	-0.002	-0.009	-0.018
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.25%	0.90%	1.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$112,662	$156,877	$90,601
Ratios to average net assets
Expenses[3]	0.85%	0.85%	0.88%[4]
Net investment income	0.26%	0.89%	1.70%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS RC	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.001	0.007	0.017
Distributions to shareholders from
Net investment income	-0.001	-0.007	-0.017
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.12%	0.75%	1.69%
Ratios and supplemental data
Net assets, end of period (thousands)	$31,448	$39,496	$42,274
Ratios to average net assets
Expenses[3]	0.99%	1.00%	1.03%[4]
Net investment income	0.13%	0.70%	1.50%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

February 29, 2004

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 20.6%
U.S. Treasury Notes:
1.75%, 12/31/2004	$150,000,000	$ 150,334,800
2.125%, 8/31/2004	250,000,000	251,064,373
2.125%, 10/31/2004	100,000,000	100,588,806
2.25%, 7/31/2004	200,000,000	200,946,833
2.875%, 6/30/2004	200,000,000	201,195,006
3.625%, 3/31/2004	125,000,000	125,235,161
Total U.S. Treasury Obligations		1,029,364,979
REPURCHASE AGREEMENTS* 79.3%
ABN Amro, Inc., 0.98%, dated 2/23/2004 maturing 3/1/2004, maturity value is $220,041,739 (1)**	220,000,000	220,000,000
Bank of America, 0.98%, dated 2/23/2004, maturing 3/1/2004, maturity value is $220,041,739 (2)**	220,000,000	220,000,000
Barclays DeZeote Wedd Securities, 0.97%, dated 2/27/2004, maturing 3/1/2004, maturity value is $220,017,783 (3)	220,000,000	220,000,000
Credit Suisse First Boston Corp., 0.98%, dated 2/23/2004, maturing 3/1/2004, maturity value is $220,042,044 (4)**	220,000,000	220,000,000
Deutsche Bank Securities, Inc., 1.00%, dated 2/23/2004, maturing 3/1/2004, maturity value is $220,042,594 (5)**	220,000,000	220,000,000
Dresdner Bank AG, 0.98%, dated 2/23/2004, maturing 3/1/2004, maturity value is $220,041,861 (6)**	220,000,000	220,000,000
Greenwich Capital Markets, 0.98%, dated 2/23/2004, maturing 3/1/2004, maturity value is $220,041,800 (7)**	220,000,000	220,000,000
J.P. Morgan & Co., 0.98%, dated 2/23/2004, maturing 3/1/2004, maturity value is $220,042,106 (8)**	220,000,000	220,000,000
Lehman Brothers, Inc., 0.97%, dated 2/23/2004, maturing 3/1/2004, maturity value is $220,041,372 (9)**	220,000,000	220,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.97%, dated 2/27/2004, maturing 3/1/2004, maturity value is $220,017,783 (10)	220,000,000	220,000,000
Morgan Stanley & Co., 0.97%, dated 2/23/2004, maturing 3/1/2004, maturity value is $220,041,617 (11)**	220,000,000	220,000,000
RBC Dain Rauscher, 0.96%, dated 2/23/2004, maturing 3/1/2004, maturity value is $220,041,189 (12)**	220,000,000	220,000,000
Salomon Smith Barney, Inc.:
0.97%, dated 2/23/2004, maturing 3/1/2004, maturity value is $235,044,258 (13)**	235,000,000	235,000,000
1.00%, dated 2/23/2004, maturing 3/1/2004, maturity value is $235,045,499 (14)**	235,000,000	235,000,000
Societe Generale, 1.00%, dated 2/27/2004, maturing 3/1/2004, maturity value is $5,000,417 (15)	5,000,000	5,000,000
State Street Corp., 0.92%, dated 2/27/2004, maturing 3/1/2004, maturity value is $138,251,934 (16)	138,241,336	138,241,336
Warburg Dillon Reed LLC:
1.00%, dated 2/27/2004, maturing 3/1/2004, maturity value is $285,023,750 (17)	285,000,000	285,000,000
1.03%, dated 2/27/2004, maturing 3/1/2004, maturity value is $210,018,025 (18)	210,000,000	210,000,000
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

REPURCHASE AGREEMENTS continued
WestDeutsche LandesBank, 0.98%, dated 2/23/2004, maturing 3/1/2004, maturity value is $220,041,983 (19)**	$220,000,000	$ 220,000,000
Total Repurchase Agreements		3,968,241,336
Total Investments (cost $4,997,606,315) 99.9%		4,997,606,315
Other Assets and Liabilities 0.1%		4,378,916
Net Assets 100.0%		$ 5,001,985,231

*	Collateralized by:
	(1)	$189,573,000 U.S. Treasury Notes, 1.50% to 6.75%, 2/28/2005 to 1/15/2012, value including accrued interest is $207,829,109; $88,171,580 GNMA, 7.00%, 1/20/2028, value including accrued interest is $11,664,655; $8,586,860 U.S. Treasury STRIPS, 0.00%, 2/15/2016, value is $4,906,704.
	(2)	$219,653,000 U.S. Treasury Notes, 3.875% to 6.50%, 10/15/2006 to 2/15/2013, value including accrued interest is $224,400,916.
	(3)	$20,438,000 U.S. Treasury Bill, 0.00%, 4/29/2004, value is $20,405,463; $80,384,000 U.S. Treasury Bonds, 10.75% to 13.75%, 8/15/2004 to 8/15/2005, value including accrued interest is $89,388,933; $106,260,000 U.S. Treasury Notes, 4.875% to 7.50%, 2/15/2005 to 2/15/2012, value including accrued interest is $114,605,619.
	(4)	$224,889,000 U.S. Treasury Bills, 0.00%, 3/04/2004 to 7/15/2004, value is $224,403,073.
	(5)	$904,104,410 GNMA, 3.50% to 9.00%, 1/15/2007 to 2/15/2034, value including accrued interest is $224,400,000.
	(6)	$147,748,000 U.S. Treasury Bills, 0.00%, 4/15/2004 to 5/20/2004, value is $147,512,914; $34,600,000 U.S. Treasury STRIPS, 0.00%, 2/15/2021, value is $14,385,987; $8,875,000 U.S. Treasury Bonds, 3.625%, 4/15/2028, value including accrued interest is $13,112,865; $47,960,000 U.S. Treasury Notes, 2.00%, 1/15/2014, value including accrued interest is $49,390,194.
	(7)	$218,752,000 U.S. Treasury Notes, 2.625% to 3.375%, 11/15/2006 to 12/15/2008, value including accrued interest is $224,404,027.
	(8)	$357,929,000 U.S. Treasury STRIPS, 0.00%, 8/15/2004 to 8/15/2029, value is $224,402,150.
	(9)	$344,598,745 U.S. Treasury STRIPS, 0.00%, 2/15/2007 to 11/15/2026, value is $224,401,817.
	(10)	$163,392,000 U.S. Treasury Bonds, 8.125% to 10.375%, 11/15/2009 to 8/15/2021, value including accrued interest is $224,403,117.
	(11)	$149,333,000 U.S. Treasury Bonds, 10.375% to 13.25%, 11/15/2012 to 2/15/2015, value including accrued interest is $224,400,181.
	(12)	$158,526,000 U.S. Treasury Bonds, 5.375% to 8.875%, 8/15/2019 to 2/15/2031, value including accrued interest is $211,721,204; $8,976,000 U.S. Treasury Notes, 5.00% to 6.25%, 2/15/2007 to 8/15/2011, value including accrued interest is $10,093,011.
	(13)	$815,132,447 GNMA, 4.50% to 8.00%, 8/20/2030 to 2/15/2034, value including accrued interest is $239,700,000.
	(14)	$96,090,000 U.S. Treasury Bonds, 7.50% to 11.25%, 8/15/2005 to 11/15/2024, value including accrued interest is $133,818,600; $106,130,000 U.S. Treasury Bills, 0.00%, 3/11/2004 to 6/24/2004, value is $105,943,644.
	(15)	$3,930,000 U.S. Treasury Bond, 7.25%, 5/15/2016, value including accrued interest is $5,072,507; $84,000 U.S. Treasury STRIPS, 0.00%, 2/15/2025, value is $27,681.
	(16)	$136,730,000 U.S. Treasury Notes, 4.875% to 6.00%, 8/15/2004 to 2/15/2012, value including accrued interest is $141,021,801.
	(17)	$988,375,000 U.S. Treasury STRIPS, 0.00%, 2/15/2027, value is $290,700,869.
	(18)	$269,041,651 GNMA, 3.50% to 7.00%, 7/15/2018 to 4/15/2042, value including accrued interest is $214,201,822.
	(19)	$206,063,000 U.S. Treasury Note, 5.00%, 8/15/2011, value including accrued interest is $224,401,031.

**	Variable rate repurchase agreement where the rate resets daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations:
GNMA	Government National Mortgage Association
STRIPS	Separate Trading of Registered Interest and Principal of Securities
See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004

Assets
Investments in securities	$ 1,029,364,979
Investments in repurchase agreements	3,968,241,336

Investments at amortized cost	4,997,606,315
Interest receivable	7,689,663
Prepaid expenses and other assets	240,482

Total assets	5,005,536,460

Liabilities
Dividends payable	2,488,354
Payable for Fund shares redeemed	561,295
Advisory fee payable	45,102
Distribution Plan expenses payable	65,922
Due to other related parties	23,956
Accrued expenses and other liabilities	366,600

Total liabilities	3,551,229

Net assets	$ 5,001,985,231

Net assets represented by
Paid-in capital	$ 5,001,896,279
Undistributed net investment income	91,024
Accumulated net realized losses on securities	(2,072)

Total net assets	$ 5,001,985,231

Net assets consists of
Class I	$ 2,186,185,925
Class AD	52,001,756
Class IN	259,651,204
Class IS	1,992,881,212
Class P	367,154,895
Class RV	112,661,892
Class RC	31,448,347

Total net assets	$ 5,001,985,231

Shares outstanding
Class I	2,186,176,001
Class AD	52,001,005
Class IN	259,643,213
Class IS	1,992,830,487
Class P	367,139,448
Class RV	112,659,270
Class RC	31,446,489

Net asset value per share
Class I	$ 1.00
Class AD	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00
Class RV	$ 1.00
Class RC	$ 1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended February 29, 2004

Investment income
Interest	$ 60,578,574

Expenses
Advisory fee	6,069,713
Distribution Plan expenses
Class AD	14,845
Class IN	295,397
Class IS	5,508,015
Class P	1,613,418
Class RV	750,263
Class RC	299,280
Administrative services fee	3,297,881
Transfer agent fees	30,775
Trustees' fees and expenses	81,910
Printing and postage expenses	35,154
Custodian and accounting fees	1,162,652
Registration and filing fees	133,019
Professional fees	47,682
Other	347,777

Total expenses	19,687,781
Less: Expense reductions	(21,196)
Expense reimbursements	(5,699)

Net expenses	19,660,886

Net investment income	40,917,688

Net increase in net assets resulting from operations	$ 40,917,688

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,
	2004 (a)		2003

Operations
Net investment income		$ 40,917,688		$ 75,251,364

Distributions to shareholders from
Net investment income
Class I		(22,387,078)		(41,048,021)
Class AD		(249,918)		(189,621)
Class IN		(2,261,473)		(2,301,411)
Class IS		(14,307,734)		(27,039,791)
Class P		(1,287,838)		(3,542,043)
Class RV		(297,645)		(823,741)
Class RC		(48,917)		(244,718)

Total distributions to shareholders		(40,840,603)		(75,189,346)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	24,142,622,617	24,142,622,617	25,329,203,683	25,329,203,683
Class AD	276,756,735	276,756,735	158,473,213	158,473,213
Class IN	1,695,572,917	1,695,572,917	913,243,736	913,243,736
Class IS	7,898,361,767	7,898,361,767	7,504,039,360	7,504,039,360
Class P	790,027,913	790,027,913	1,228,142,495	1,228,142,495
Class RV	223,371,522	223,371,522	599,591,614	599,591,614
Class RC	227,236,159	227,236,159	320,971,745	320,971,745

		35,253,949,630		36,053,665,846

Net asset value of shares issued in reinvestment of distributions
Class I	1,012,388	1,012,388	5,323,665	5,323,665
Class AD	9	9	15	15
Class IN	1,187	1,187	7,419	7,419
Class IS	2,226,290	2,226,290	4,706,008	4,706,008
Class P	43,553	43,553	0	0
Class RV	0	0	505	505

		3,283,427		10,037,612

Payment for shares redeemed
Class I	(24,179,686,433)	(24,179,686,433)	(25,551,547,874)	(25,551,547,874)
Class AD	(238,823,949)	(238,823,949)	(149,175,667)	(149,175,667)
Class IN	(1,594,758,387)	(1,594,758,387)	(755,665,407)	(755,665,407)
Class IS	(8,270,007,176)	(8,270,007,176)	(7,032,380,196)	(7,032,380,196)
Class P	(773,452,737)	(773,452,737)	(1,142,345,379)	(1,142,345,379)
Class RV	(267,590,754)	(267,590,754)	(533,315,825)	(533,315,825)
Class RC	(235,284,665)	(235,284,665)	(323,751,029)	(323,751,029)

		(35,559,604,101)		(35,488,181,377)

Net increase (decrease) in net assets resulting from capital share transactions		(302,371,044)		575,522,081

Total increase (decrease) in net assets		(302,293,959)		575,584,099
Net assets
Beginning of period		5,304,279,190		4,728,695,091

End of period		$ 5,001,985,231		$ 5,304,279,190

Undistributed net investment income		$ 91,024		$ 13,939

(a) Year ended February 29.
See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Treasury Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

18

NOTES TO FINANCIAL STATEMENTS continued

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.11% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended February 29, 2004, EIMC reimbursed expenses relating to Class RC shares in the amount of $5,699, which represents 0.02% of the average daily net assets of Class RC shares. Total amounts subject to recoupment as of February 29, 2004 were $5,699.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

19

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. IN-KIND TRANSACTION

Effective on the close of business on May 28, 2002, the Fund acquired assets through an in-kind transaction. This transaction transferred the underlying securities of Wachovia Treasury Money Market Fund into the Fund. In the transaction, shareholders redeemed 243,340,471 shares of Wachovia Treasury Money Market Fund and purchased the same number of Class I shares of the Fund in consideration for securities valued at $243,340,471, which resulted in no gain or loss to the shareholder. The value of securities received by the Fund and the number of Class I shares issued are reflected as proceeds from shares sold in the Statement of Changes in Net Assets for the year ended February 28, 2003.

6. SECURITIES TRANSACTIONS

On February 29, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 29, 2004, the Fund had $2,072 in capital loss carryovers for federal income tax purposes expiring in 2006.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 29, 2004, the Fund did not participate in the interfund lending program.

20

NOTES TO FINANCIAL STATEMENTS continued

8. DISTRIBUTIONS TO SHAREHOLDERS

As of February 29, 2004, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $91,024 and capital loss carryover in the amount of $2,072.

The tax character of distributions paid for the year ended February 29, 2004 was $40,840,603 of ordinary income. The tax character of distributions paid for the year ended February 28, 2003 was $75,189,346 of ordinary income.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended February 29, 2004, the Fund had no borrowings under this agreement.

21

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Treasury Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 29, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Treasury Money Market Fund, as of February 29, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
April 2, 2004

22

This page left intentionally blank

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $250.4 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of February 29, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

540713 rv1   4/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Institutional U.S. Government Money Market Fund

Evergreen Institutional U.S. Government Money Market Fund: Annual Report as of February 29, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
22	INDEPENDENT AUDITORS' REPORT
23	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

April 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Institutional U.S. Government Money Market Fund, which covers the 12-month period ended February 29, 2004.

Twelve months ago, it was the opinion of many investors that conditions in the financial markets could not get any worse. Most recently, many of those same investors felt things could not get any better. If the past year can be used as an example, we believe the importance of proper asset allocation between stocks, bonds and cash cannot be overstated. In particular, money market funds have provided investors with a degree of balance during periods of market turmoil and a form of liquidity during buying opportunities. Those portfolios diversified between municipals, treasuries, and money market funds managed to weather a variety of storms over the past year. Despite geopolitical concerns, a summer of volatile interest rates, changes in tax legislation, and a strengthening economy, many diversified investors enjoyed the benefits of proper asset allocation while contributing to the long-term performance of their portfolios.

The period began with tremendous uncertainty related to the potential for war with Iraq. As diplomacy faltered in the early months of 2003, many investors sought the relative safety of U.S. Treasury securities. As more and more investors employed this strategy, the rising demand resulted in higher prices and lower yields, enabling investment returns to become a self-fulfilling prophecy, at least for a short while. This increasingly popular strategy, though, soon helped set the stage for a summer of volatility unmatched in recent history.

At the conclusion of its monetary policy meeting in May, the Federal

1

LETTER TO SHAREHOLDERS continued

Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation". Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic GDP forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

The markets for bonds and cash began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved as the year progressed, the wildcard for investors remained sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Yet many businesses have substantially increased capital investment and we expect payrolls to continue to increase gradually over the coming months.

Thus far, the Federal Reserve has been true to its word. Despite solid economic growth, central bankers have not wavered from their theme of policy accommodation. Indeed, the message was refined at the conclusion of the January Federal Open Market Committee meeting, yet these changes were more semantic in nature. Instead of the "considerable period" wording, the Fed switched its statement to read that they would remain "patient" in their policy accommodation. Either way, interest rates remain near

2

LETTER TO SHAREHOLDERS continued

45-year lows, and we believe this monetary policy stance will continue until sustainable payroll growth or pricing pressures develop in the overall economy.

We believe that in this environment, and over the long-term, diversification methods including money market funds will continue to play an important role in the performance of investment portfolios. Those investors employing these strategies should be able to better balance the risks and opportunities presented by the markets, while also taking steps to address specific capital preservation needs. As always, we strongly recommend that investors maintain a proper asset allocation within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of February 29, 2004

MANAGEMENT TEAM

J. Kellie Allen

Bryan K. White, CFA

PERFORMANCE AND RETURNS*1

Portfolio inception date: 10/1/1999

								Lipper
								Institutional	Merrill
				Institutional				U.S.	Lynch
	Institutional	Administrative	Investor	Service	Participant	Reserve	Resource	Government	3-Month
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Money	U.S.
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
Class inception date	10/1/1999	5/1/2001	5/1/2001	10/1/1999	5/1/2001	5/1/2001	5/1/2001	Median	Bill Index[2]

Average annual return

1 year	0.94%	0.89%	0.84%	0.69%	0.44%	0.28%	0.13%	0.77%	1.12%

Since portfolio inception	3.22%	3.18%	3.15%	2.95%	2.89%	2.79%	2.69%	3.07%	3.37%

7-day annualized yield	0.85%	0.80%	0.75%	0.60%	0.35%	0.20%	0.05%	N/A	N/A

30-day annualized yield	0.89%	0.84%	0.79%	0.64%	0.39%	0.24%	0.09%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 29, 2004, there were 142 funds in the Lipper Institutional U.S. Government Money Markets category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

7-DAY ANNUALIZED YIELD

4

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain more current performance information for Classes AD, IN, P, RV or RC please call 1.800.847.5397. Please go to www.EvergreenInvestments.com/fundperformance for more current performance information for Classes I and IS. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Each class is only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 29, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS I	2004[1]	2003	2002	2001	2000[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.009	0.015	0.032	0.061	0.022
Distributions to shareholders from
Net investment income	-0.009	-0.015	-0.032	-0.061	-0.022
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.94%	1.52%	3.26%	6.30%	2.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$864,852	$719,820	$618,793	$391,051	$138,156
Ratios to average net assets
Expenses[3]	0.22%	0.21%	0.20%	0.20%	0.20%[4]
Net investment income	0.92%	1.53%	3.04%	6.13%	5.47%[4]

[1]   Year ended February 29.

[2]   For the period from October 1, 1999 (commencement of class operations), to February 29, 2000.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS AD	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.009	0.015	0.024
Distributions to shareholders from
Net investment income	-0.009	-0.015	-0.024
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.89%	1.47%	2.39%
Ratios and supplemental data
Net assets, end of period (thousands)	$1	$1	$1
Ratios to average net assets
Expenses[3]	0.11%	0.10%	0.25%[4]
Net investment income	0.96%	1.63%	2.96%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS IN	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.008	0.014	0.023
Distributions to shareholders from
Net investment income	-0.008	-0.014	-0.023
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.84%	1.42%	2.35%
Ratios and supplemental data
Net assets, end of period (thousands)	$9,622	$11,316	$1
Ratios to average net assets
Expenses[3]	0.31%	0.32%	0.30%[4]
Net investment income	0.80%	1.13%	2.90%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS IS	2004[1]	2003	2002	2001	2000[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.007	0.013	0.030	0.059	0.021
Distributions to shareholders from
Net investment income	-0.007	-0.013	-0.030	-0.059	-0.021
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.69%	1.26%	3.00%	6.04%	2.11%
Ratios and supplemental data
Net assets, end of period (thousands)	$172,304	$239,264	$207,397	$127,569	$8
Ratios to average net assets
Expenses[3]	0.47%	0.46%	0.45%	0.45%	0.48%[4]
Net investment income	0.67%	1.28%	2.94%	5.91%	4.59%[4]

[1]   Year ended February 29.

[2]   For the period from October 1, 1999 (commencement of class operations), to February 29, 2000.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS P	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.004	0.010	0.020
Distributions to shareholders from
Net investment income	-0.004	-0.010	-0.020
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.44%	1.01%	2.01%
Ratios and supplemental data
Net assets, end of period (thousands)	$298,590	$298,567	$178,457
Ratios to average net assets
Expenses[3]	0.72%	0.71%	0.70%[4]
Net investment income	0.42%	0.97%	1.66%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS RV	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.003	0.009	0.019
Distributions to shareholders from
Net investment income	-0.003	-0.009	-0.019
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.28%	0.86%	1.88%
Ratios and supplemental data
Net assets, end of period (thousands)	$754	$2,342	$11,240
Ratios to average net assets
Expenses[3]	0.87%	0.86%	0.85%[4]
Net investment income	0.29%	0.91%	2.18%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
CLASS RC	2004[1]	2003	2002[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.001	0.007	0.017
Distributions to shareholders from
Net investment income	-0.001	-0.007	-0.017
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.13%	0.71%	1.76%
Ratios and supplemental data
Net assets, end of period (thousands)	$718	$11,242	$6,260
Ratios to average net assets
Expenses[3]	1.02%	1.02%	1.00%[4]
Net investment income	0.23%	0.70%	1.87%[4]

[1]   Year ended February 29.

[2]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

February 29, 2004

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 54.9%
FAMC, 0.00%, 4/6/2004 (n)	$ 7,762,000	$ 7,754,083
FHLB:
0.00%, 3/19/2004 (n)	50,000,000	49,976,000
0.97%, 3/17/2004	50,000,000	49,987,892
1.02%, 4/7/2004	50,000,000	49,986,137
1.09%, 3/15/2004	50,000,000	49,992,171
1.38%, 5/11/2004	25,000,000	25,000,000
1.51%, 2/2/2005	15,000,000	15,000,000
FHLMC:
0.00%, 4/6/2004 (n)	40,000,000	39,958,800
1.20%, 7/27/2004	25,000,000	25,000,000
1.22%, 4/28/2004	25,000,000	25,000,000
1.45%, 11/16/2004	10,000,000	10,000,000
1.66%, 12/30/2004	12,600,000	12,600,000
3.00%, 7/15/2004	25,000,000	25,178,888
3.75%, 4/15/2004	10,000,000	10,033,500
FNMA:
0.00%, 3/1/2004 (n)	17,958,605	17,958,605
0.00%, 4/1/2004 (n)	50,000,000	49,952,639
0.00%, 4/1/2004 (n)	25,900,000	25,875,913
0.00%, 4/7/2004 (n)	30,000,000	29,968,858
0.97%, 3/29/2004	50,000,000	49,964,262
0.98%, 3/1/2004	100,000,000	99,994,053
1.18%, 7/27/2004	15,000,000	14,998,864
1.25%, 8/27/2004	15,000,000	15,000,000
1.57%, 3/15/2004	15,000,000	15,000,000
SLMA, 1.22%, 4/25/2004	25,000,000	25,000,000
Total U.S. Government & Agency Obligations		739,180,665
SUPRANATIONAL BANK 2.6%
IADB, 0.00%, 3/23/2004 (n)	34,500,000	34,478,917
REPURCHASE AGREEMENTS* 42.5%
Deutsche Bank, 1.00%, dated 2/27/2004, maturing 3/1/2004, maturity value $250,020,833 (1)	250,000,000	250,000,000
Societe Generale, 1.00%, dated 2/27/2004, maturing 3/1/2004, maturity value $20,001,667 (2)	20,000,000	20,000,000
State Street Corp., 0.92%, dated 2/27/2004, maturing 3/1/2004, maturity value $52,705,021 (3)	52,700,981	52,700,981
Warburg Dillon Reed LLC, 1.00%, dated 2/27/2004, maturing 3/1/2004, maturity value $250,020,833 (4)	250,000,000	250,000,000
Total Repurchase Agreements		572,700,981
Total Investments (cost $1,346,360,563) 100.0%		1,346,360,563
Other Assets and Liabilities 0.0%		481,213
Net Assets 100.0%		$ 1,346,841,776
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 29, 2004

*	Collateralized by:
	(1)	$189,145,000 U.S. Treasury Notes, 4.25% to 7.00%, 6/15/2006 to 8/15/2013; value including accrued interest is $200,137,092, $37,131,000 U.S. Treasury Bond, 3.625%, 4/15/2028; value including accrued interest is $54,863,178.
	(2)	$334,000 U.S. Treasury STRIPS, 0.00%, 2/15/2025; value is $110,063, $15,720,000 U.S. Treasury Bond, 7.25%, 5/15/2016; value including accrued interest is $20,290,029.
	(3)	$49,895,000 U.S. Treasury Note, 4.875%, 2/15/2012; value including accrued interest is $53,761,863.
	(4)	$205,085,000 U.S. Treasury Bill, 0.00%, 5/27/2004; value is $204,592,800, $39,164,000 U.S. Treasury Notes, 3.375% to 3.625%, 1/15/2007 to 1/15/2008; value including accrued interest is $50,410,122.

(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

Summary of Abbreviations:
FAMC	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
IADB	Inter-American Development Bank
SLMA	Student Loan Marketing Association
STRIPS	Separately Traded Registered Interest and Principal Securities
See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004

Assets
Investments in securities	$ 773,659,582
Investments in repurchase agreements	572,700,981

Investments at amortized cost	1,346,360,563
Interest receivable	1,067,518
Prepaid expenses and other assets	158,197

Total assets	1,347,586,278

Liabilities
Dividends payable	636,962
Advisory fee payable	13,246
Distribution Plan expenses payable	15,926
Due to other related parties	6,829
Accrued expenses and other liabilities	71,539

Total liabilities	744,502

Net assets	$ 1,346,841,776

Net assets represented by
Paid-in capital	$ 1,346,698,865
Undistributed net investment income	142,911

Total net assets	$ 1,346,841,776

Net assets consists of
Class I	$ 864,851,995
Class AD	1,049
Class IN	9,622,428
Class IS	172,304,162
Class P	298,590,237
Class RV	753,859
Class RC	718,046

Total net assets	$ 1,346,841,776

Shares outstanding
Class I	864,752,421
Class AD	1,048
Class IN	9,623,001
Class IS	172,274,760
Class P	298,578,514
Class RV	752,248
Class RC	718,132

Net asset value per share
Class I	$ 1.00
Class AD	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00
Class RV	$ 1.00
Class RC	$ 1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended February 29, 2004

Investment income
Interest	$ 14,072,349

Expenses
Advisory fee	1,479,626
Distribution Plan expenses
Class IN	11,631
Class IS	386,233
Class P	1,714,235
Class RV	13,648
Class RC	30,450
Administrative services fee	736,792
Transfer agent fees	4,002
Trustees' fees and expenses	17,086
Printing and postage expenses	20,959
Custodian and accounting fees	259,725
Registration and filing fees	61,549
Professional fees	30,945
Other	106,926

Total expenses	4,873,807
Less: Expense reductions	(4,921)
Expense reimbursements	(8)

Net expenses	4,868,878

Net investment income	9,203,471

Net realized gains on securities	23,911

Net increase in net assets resulting from operations	$ 9,227,382

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,
	2004 (a)		2003

Operations
Net investment income		$ 9,203,471		$ 16,161,991
Net realized gains on securities		23,911		48,860

Net increase in net assets resulting from operations		9,227,382		16,210,851

Distributions to shareholders from
Net investment income
Class I		(6,708,866)		(11,270,324)
Class AD		(13)		(15)
Class IN		(97,467)		(21,583)
Class IS		(1,056,670)		(2,377,222)
Class P		(1,475,210)		(2,156,375)
Class RV		(6,219)		(48,637)
Class RC		(14,135)		(107,681)

Total distributions to shareholders		(9,358,580)		(15,981,837)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	8,052,023,559	8,052,023,559	7,698,290,881	7,698,290,882
Class IN	16,263,971	16,263,971	11,305,801	11,305,801
Class IS	1,134,267,928	1,134,267,928	1,677,778,937	1,677,778,937
Class P	438,201,578	438,201,578	753,947,558	753,947,557
Class RV	10,915,834	10,915,834	73,908,492	73,908,493
Class RC	20,417,273	20,417,273	136,698,096	136,698,095

		9,672,090,143		10,351,929,765

Net asset value of shares issued in reinvestment of distributions
Class I	270,423	270,423	501,758	501,758
Class AD	9	9	15	15
Class IN	12,159	12,159	7,622	7,622
Class IS	88,881	88,881	180,393	180,393
Class P	88	88	205	205
Class RV	5	5	6	6

		371,565		689,999

Payment for shares redeemed
Class I	(7,907,192,987)	(7,907,192,987)	(7,597,906,246)	(7,597,906,246)
Class IN	(17,967,576)	(17,967,576)	0	0
Class IS	(1,201,302,085)	(1,201,302,085)	(1,646,126,013)	(1,646,126,013)
Class P	(438,137,919)	(438,137,919)	(633,886,397)	(633,886,397)
Class RV	(12,503,956)	(12,503,956)	(82,807,058)	(82,807,058)
Class RC	(30,936,361)	(30,936,361)	(131,720,366)	(131,720,366)

		(9,608,040,884)		(10,092,446,080)

Net increase in net assets resulting from capital share transactions		64,420,824		260,173,684

Total increase in net assets		64,289,626		260,402,698
Net assets
Beginning of period		1,282,552,150		1,022,149,452

End of period		$ 1,346,841,776		$ 1,282,552,150

Undistributed net investment income		$ 142,911		$ 274,109

(a) Year ended February 29.
See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional U.S. Government Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

18

NOTES TO FINANCIAL STATEMENTS continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.12% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended February 29, 2004, EIMC reimbursed expenses relating to Class RC shares in the amount of $8. Total amounts subject to recoupment as of February 29, 2004 were $8.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On February 29, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 29, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 29, 2004, the components of distributable earnings on a tax basis consisted of $142,911 of undistributed ordinary income.

Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended February 28,
	2004 (a)	2003

Ordinary Income	$ 9,341,793	$ 15,981,837
Long-term Capital Gain	16,787	0

(a) Year ended February 29.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

20

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended February 29, 2004, the Fund had no borrowings under this agreement.

21

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional U.S. Government Fund, a series of Evergreen Select Money Market Trust, as of February 29, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional U.S. Government Fund, as of February 29, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
April 2, 2004

22

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $16,787 for the fiscal year ended February 29, 2004.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $250.4 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of February 29, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565579 rv1     4/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Prime Cash Management Money Market Fund

Evergreen Prime Cash Management Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
25	INDEPENDENT AUDITORS' REPORT
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

April 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Prime Cash Management Money Market Fund, which covers the 12-month period ended February 29, 2004.

Twelve months ago, it was the opinion of many investors that conditions in the financial markets could not get any worse. Most recently, many of those same investors felt things could not get any better. If the past year can be used as an example, we believe the importance of proper asset allocation between stocks, bonds and cash cannot be overstated. In particular, money market funds have provided investors with a degree of balance during periods of market turmoil and a form of liquidity during buying opportunities. Those portfolios diversified between municipals, treasuries, and money market funds managed to weather a variety of storms over the past year. Despite geopolitical concerns, a summer of volatile interest rates, changes in tax legislation, and a strengthening economy, many diversified investors enjoyed the benefits of proper asset allocation while contributing to the long-term performance of their portfolios.

The period began with tremendous uncertainty related to the potential for war with Iraq. As diplomacy faltered in the early months of 2003, many investors sought the relative safety of U.S. Treasury securities. As more and more investors employed this strategy, the rising demand resulted in higher prices and lower yields, enabling investment returns to become a self-fulfilling prophecy, at least for a short while. This increasingly popular strategy, though, soon helped set the stage for a summer of volatility unmatched in recent history.

At the conclusion of its monetary policy meeting in May, the Federal

1

LETTER TO SHAREHOLDERS continued

Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation". Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These worries were compounded by optimistic GDP forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

The markets for bonds and cash began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved as the year progressed, the wildcard for investors remained sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Yet many businesses have substantially increased capital investment and we expect payrolls to continue to increase gradually over the coming months.

Thus far, the Federal Reserve has been true to its word. Despite solid economic growth, central bankers have not wavered from their theme of policy accommodation. Indeed, the message was refined at the conclusion of the January Federal Open Market Committee meeting, yet these changes were more semantic in nature. Instead of the "considerable period" wording, the Fed switched its statement to read that they would remain "patient" in their policy accommodation. Either way, interest rates remain near

2

LETTER TO SHAREHOLDERS continued

45-year lows, and we believe this monetary policy stance will continue until sustainable payroll growth or pricing pressures develop in the overall economy.

We believe that in this environment, and over the long-term, diversification methods including money market funds will continue to play an important role in the performance of investment portfolios. Those investors employing these strategies should be able to better balance the risks and opportunities presented by the markets, while also taking steps to address specific capital preservation needs. As always, we strongly recommend that investors maintain a proper asset allocation within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of February 29, 2004

MANAGEMENT TEAM

J. Kellie Allen

Bryan K. White, CFA

PERFORMANCE AND RETURNS*1

Portfolio inception date: 12/2/1993

									Merrill
				Institutional				Lipper	Lynch
	Institutional	Administrative	Investor	Service	Participant	Reserve	Resource	Institutional	3-Month
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Money	U.S.
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
Class inception date	12/2/1993	6/13/2003	6/13/2003	6/13/2003	6/13/2003	6/13/2003	6/13/2003	Median	Bill Index[2]

Average annual return

1 year	1.00%	0.96%	0.93%	0.82%	0.64%	0.53%	0.43%	0.78%	1.12%

5 year	3.56%	3.55%	3.54%	3.52%	3.49%	3.46%	3.44%	3.35%	3.56%

10 year	4.47%	4.47%	4.47%	4.45%	4.44%	4.42%	4.41%	4.29%	4.40%

7-day annualized yield	0.91%	0.86%	0.81%	0.66%	0.41%	0.26%	0.11%	N/A	N/A

30-day annualized yield	0.90%	0.85%	0.80%	0.65%	0.40%	0.25%	0.10%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 29, 2004, there were 280 funds in the Lipper Institutional Money Markets category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

7-DAY ANNUALIZED YIELD

4

1 Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain more current performance information for Classes AD, IN, P, RV or RC please call 1.800.847.5397. Please go to www.EvergreenInvestments.com/fundperformance for more current performance information for Classes I and IS. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, IS, P, RV and RC shares prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I prior to June 10, 2002 is based on the performance of the Institutional shares of the fund's predecessor fund, Wachovia Prime Cash Management Fund. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I and Institutional shares of the predecessor fund do not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Each class is only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 29, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,		Year Ended November 30,
CLASS I	2004[1]	2003[2]	2002[3]	2001[3]	2000[3]	1999[3]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.010	0.003	0.018	0.045	0.062	0.049
Distributions to shareholders from
Net investment income	-0.010	-0.003	-0.018	-0.045	-0.062	-0.049
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.00%	0.34%	1.83%	4.58%	6.35%	5.05%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,435,550	$1,763,107	$1,716,949	$2,301,135	$1,752,274	$1,710,005
Ratios to average net assets
Expenses[4]	0.22%	0.18%[5]	0.18%	0.18%	0.18%	0.18%
Net investment income	1.00%	1.37%[5]	1.80%	4.49%	6.17%	4.93%

[1]   Year ended February 29.

[2]   For the three months ended February 28, 2003. The Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.

[3]   As of the close of business on June 7, 2002, Evergreen Prime Cash Management Money Market Fund acquired the net assets of Wachovia Prime Cash Management Fund ("Wachovia Fund"). Wachovia Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 10, 2002 are those of Wachovia Fund.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS AD	February 29, 2004[1]
Net asset value, beginning of period	$1.00
Income from investment operations
Net investment income	0.006
Distributions to shareholders from
Net investment income	-0.006
Net asset value, end of period	$1.00
Total return	0.61%
Ratios and supplemental data
Net assets, end of period (thousands)	$6
Ratios to average net assets
Expenses[2]	0.07%[3]
Net investment income	0.22%[3]

[1]   For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS IN	February 29, 2004[1]
Net asset value, beginning of period	$1.00
Income from investment operations
Net investment income	0.006
Distributions to shareholders from
Net investment income	-0.006
Net asset value, end of period	$1.00
Total return	0.57%
Ratios and supplemental data
Net assets, end of period (thousands)	$42,113
Ratios to average net assets
Expenses[2]	0.33%[3]
Net investment income	0.81%[3]

[1]   For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS IS	February 29, 2004[1]
Net asset value, beginning of period	$1.00
Income from investment operations
Net investment income	0.005
Distributions to shareholders from
Net investment income	-0.005
Net asset value, end of period	$1.00
Total return	0.47%
Ratios and supplemental data
Net assets, end of period (thousands)	$115,373
Ratios to average net assets
Expenses[2]	0.49%[3]
Net investment income	0.67%[3]

[1]   For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS P	February 29, 2004[1]
Net asset value, beginning of period	$1.00
Income from investment operations
Net investment income	0.003
Distributions to shareholders from
Net investment income	-0.003
Net asset value, end of period	$1.00
Total return	0.29%
Ratios and supplemental data
Net assets, end of period (thousands)	$34,032
Ratios to average net assets
Expenses[2]	0.74%[3]
Net investment income	0.42%[3]

[1]   For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS RV	February 29, 2004[1]
Net asset value, beginning of period	$1.00
Income from investment operations
Net investment income	0.002
Distributions to shareholders from
Net investment income	-0.002
Net asset value, end of period	$1.00
Total return	0.18%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,062
Ratios to average net assets
Expenses[2]	0.88%[3]
Net investment income	0.27%[3]

[1]   For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS RC	February 29, 2004[1]
Net asset value, beginning of period	$1.00
Income from investment operations
Net investment income	0.001
Distributions to shareholders from
Net investment income	-0.001
Net asset value, end of period	$1.00
Total return	0.08%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,587
Ratios to average net assets
Expenses[2]	1.04%[3]
Net investment income	0.22%[3]

[1]   For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

February 29, 2004

	Principal Amount	Value

CERTIFICATES OF DEPOSIT 5.8%
National Bank of Commerce, 1.09%, 9/3/2004	$ 30,000,000	$ 30,000,000
Credit Suisse First Boston, Inc., 1.06%, 3/16/2004	25,000,000	25,000,000
Chase Manhattan Bank, 1.06%, 6/30/2004	40,000,000	40,000,000
Total Certificates of Deposit		95,000,000
COMMERCIAL PAPER 42.6%
Asset-Backed 40.2%
Alpine Securitization Corp., 1.03%, 3/5/2004	5,000,000	4,999,428
Atlantis One Funding Corp., 1.07%, 7/7/2004	25,000,000	24,904,889
Barton Capital Corp., 1.03%, 3/17/2004	30,000,000	29,986,267
Bavaria Universal Funding Corp., 1.06%, 3/3/2004	23,000,000	22,998,645
Blue Heron Funding. Ltd., FRN, 1.12%, 3/25/2004 144A	45,000,000	45,000,000
Crown Point Capital Co., 1.04%, 4/6/2004	30,000,000	29,968,800
Descartes Funding, 1.09%, 3/15/2004	40,000,000	40,000,000
Eiffel Funding, LLC, 1.04%, 3/11/2004	34,000,000	33,990,178
Gemini Securitization Corp., 1.03%, 3/22/2004	30,000,000	29,981,975
Giro Balanced Funding Corp., 1.03%, 3/26/2004	25,000,000	24,982,118
Grampain Funding LLC, 1.03%, 3/26/2004	5,000,000	4,996,424
Hatteras Funding:
1.03%, 3/31/2004	28,829,000	28,804,255
1.04%, 4/7/2004	20,000,000	19,978,622
Lake Constance Funding, LLC, 1.03%, 3/23/2004	20,700,000	20,686,970
Moat Funding., LLC, 1.05%, 5/10/2004	30,000,000	29,938,750
Old Line Funding Corp., 1.02%, 3/8/2004	25,000,000	24,995,017
Paradigm Funding, LLC, 1.04%, 3/16/2004	25,000,000	24,989,167
Perry Global Funding, LLC, 1.04%, 4/9/2004	30,000,000	29,966,200
Scaldis Capital, Ltd.:
1.03%, 3/8/2004	25,000,000	24,994,993
1.04%, 3/26/2004	20,000,000	19,985,556
Sheffield Receivables Corp., 1.03%, 3/29/2004	12,158,000	12,158,000
Surrey Funding Corp., 1.05%, 4/13/2004	32,770,000	32,728,901
Three Pillars Funding Corp., 1.03%, 3/15/2004	40,000,000	39,983,978
Thunder Bay Funding, Inc., 1.03%, 3/2/2004	15,060,000	15,059,569
Ticonderoga Funding, LLC:
1.03%, 3/26/2004	20,000,000	19,985,695
1.03%, 4/22/2004	20,000,000	19,970,244
656,034,641
Brokers 0.9%
Goldman Sachs Group, Inc., 1.42%, 4/21/2004	15,000,000	14,969,761
Commercial Banks 1.5%
BankAmerica Corp., 1.03%, 3/22/2004	25,000,000	24,984,979
Total Commercial Paper		695,989,381
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

CORPORATE BONDS 26.1%
Capital Markets 7.1%
Bear Stearns Co., Inc.:
1.67%, 5/27/2004	$ 2,100,000	$ 2,108,871
FRN, 1.56%, 3/22/2004	20,600,000	20,644,547
BP Capital Markets plc, FRN, 1.09%, 3/15/2004	25,000,000	24,996,915
Merrill Lynch & Co., Inc., FRN, 1.37%, 6/11/2004	50,000,000	50,043,616
Morgan Stanley Dean Witter Co., FRN, 1.21%, 3/13/2004	6,700,000	6,699,791
Salomon Smith Barney Holdings, Inc., 1.47%, 6/21/2004	12,000,000	12,008,121
116,501,861
Commercial Banks 2.9%
NationsBank Corp., 6.13%, 7/15/2004	4,000,000	4,072,171
Northern Rock Plc MTN, 1.11%, 4/13/2004 144A	25,250,000	25,250,000
Wells Fargo & Co., 6.63%, 7/15/2004	17,000,000	17,339,361
46,661,532
Consumer Finance 8.8%
American Express Credit Corp., 1.21%, 3/27/2004	28,000,000	28,037,752
BMW US Capital, LLC, FRN, 1.09%, 3/24/2004	25,000,000	25,000,000
Discover Card, 1.05%, 5/17/2004	40,000,000	39,910,167
VW Credit, Inc., 1.31%, 3/15/2004	50,000,000	50,017,289
142,965,208
Diversified Financial Services 4.3%
Citigroup, Inc., FRN, 1.22%, 4/28/2004	30,000,000	30,019,452
General Electric Capital Corp., FRN, 1.17%, 3/17/2004	40,000,000	40,000,000
70,019,452
Diversified Telecommunication Services 1.5%
Bellsouth Corp., 4.16%, 4/26/2004 144A	25,000,000	25,103,615
Insurance 1.5%
Allstate Life Funding, LLC, 1.27%, 3/30/2004	25,000,000	25,014,248
Total Corporate Bonds		426,265,916
FUNDING AGREEMENTS 4.0%
Transamerica Finance Corp., 1.30%, 3/1/2004	15,000,000	15,000,000
Transamerica Occidental, 1.29%, 4/1/2004	50,000,000	50,000,000
Total Funding Agreements		65,000,000
MUNICIPAL OBLIGATIONS 3.9%
Education 0.9%
Western Michigan Univ. RB, Ser. B, 1.10%, VRDN	15,100,000	15,100,000
Health Care Providers & Services 0.9%
AARP, 1.12%, VRDN	15,000,000	15,000,000
Industrial Development Revenue 1.1%
SF Tarns, LLC, RB, 1.20%, VRDN	17,260,000	17,260,000
Port Authority 1.0%
Summit Cnty., OH Port Auth. RB, 1.12%, VRDN	17,125,000	17,125,000
Total Municipal Obligations		64,485,000
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 29, 2004

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 8.8%
FHLB:
1.51%, 2/2/2005	$ 24,000,000	$ 24,000,000
FRN, 1.38%, 5/11/2004	25,000,000	25,000,000
FHLMC:
1.20%, 7/27/2004	25,000,000	25,000,000
1.52%, 12/24/2004	20,000,000	20,000,000
FNMA:
1.25%, 8/27/2004	10,000,000	10,000,000
1.45%, 4/20/2004	10,000,000	10,000,000
1.45%, 11/16/2004	15,000,000	15,000,000
1.50%, 3/1/2005	15,000,000	15,000,000
Total U.S. Government & Agency Obligations		144,000,000
YANKEE OBLIGATIONS - CORPORATE 4.6%
Commercial Banks 3.1%
HBOS plc, FRN, 1.14%, 5/20/2004	50,000,000	50,000,000
Diversified Financial Services 1.5%
Nationwide Building Society, FRN, 1.09%, 4/23/2004 144A	25,000,000	25,000,000
Total Yankee Obligations - Corporate		75,000,000
TIME DEPOSIT 4.0%
State Street Bank Euro Time Deposit, 0.94%, 3/1/2004	66,183,216	66,183,216

	Shares	Value

MUTUAL FUND SHARES 0.1%
Citifunds Cash Reserves	1,081,915	1,081,915
Federated Prime Value Obligations Fund	275,796	275,796
Federated U.S. Treasury Cash Reserves	62,210	62,210
Total Mutual Fund Shares		1,419,921
Total Investments (cost $1,633,343,434) 99.9%		1,633,343,434
Other Assets and Liabilities 0.1%		1,379,909
Net Assets 100.0%		$ 1,634,723,343

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
MTN	Medium Term Note
RB	Revenue Bond
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 29, 2004.
See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004

Assets
Investments at amortized cost	$ 1,633,343,434
Cash	34,921
Interest receivable	2,113,284
Prepaid expenses and other assets	302,100

Total assets	1,635,793,739

Liabilities
Dividends payable	948,375
Advisory fee payable	14,447
Distribution Plan expenses payable	4,543
Due to other related parties	7,480
Accrued expenses and other liabilities	95,551

Total liabilities	1,070,396

Net assets	$ 1,634,723,343

Net assets represented by
Paid-in capital	$ 1,634,791,130
Undistributed net investment income	2,524
Accumulated net realized losses on securities	(70,311)

Total net assets	$ 1,634,723,343

Net assets consists of
Class I	$ 1,435,549,684
Class AD	6,218
Class IN	42,112,739
Class IS	115,373,356
Class P	34,031,925
Class RV	5,062,378
Class RC	2,587,043

Total net assets	$ 1,634,723,343

Shares outstanding
Class I	1,435,576,973
Class AD	6,215
Class IN	42,112,633
Class IS	115,372,610
Class P	34,032,126
Class RV	5,062,297
Class RC	2,584,567

Net asset value per share
Class I	$ 1.00
Class AD	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00
Class RV	$ 1.00
Class RC	$ 1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended February 29, 2004

Investment income
Interest	$ 19,081,391

Expenses
Advisory fee	4,720,824
Distribution Plan expenses
Class AD	21
Class IN	15,394
Class IS	137,104
Class P	122,934
Class RV	41,151
Class RC	17,780
Administrative services fee	940,414
Transfer agent fees	9,023
Trustees' fees and expenses	34,132
Printing and postage expenses	24,253
Custodian and accounting fees	339,373
Registration and filing fees	362,686
Professional fees	27,933
Other	34,047

Total expenses	6,827,069
Less: Expense reductions	(4,387)
Fee waivers	(3,044,544)

Net expenses	3,778,138

Net investment income	15,303,253

Net realized losses on securities	(28,244)

Net increase in net assets resulting from operations	$ 15,275,009

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,
	2004(a)(b)		2003(c)

Operations
Net investment income		$ 15,303,253		$ 6,080,185
Net realized losses on securities		(28,244)		(1,217)

Net increase in net assets resulting from operations		15,275,009		6,078,968

Distributions to shareholders from
Net investment income
Class I		(14,670,371)		(6,072,220)
Class AD		(364)		0
Class IN		(124,621)		0
Class IS		(360,715)		0
Class P		(101,622)		0
Class RV		(16,737)		0
Class RC		(2,397)		0

Total distributions to shareholders		(15,276,827)		(6,072,220)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	9,678,312,639	9,678,312,639	2,949,749,024	2,949,749,024
Class AD	10,998,625	10,998,625	0	0
Class IN	85,005,911	85,005,911	0	0
Class IS	764,869,965	764,869,965	0	0
Class P	278,215,855	278,215,855	0	0
Class RV	80,555,001	80,555,001	0	0
Class RC	13,427,410	13,427,410	0	0

		10,911,385,406		2,949,749,024

Net asset value of shares issued in reinvestment of distributions
Class I	2,818,265	2,818,265	413,477	413,477
Class AD	6	6	0	0
Class IN	3,094	3,094	0	0
Class IS	898	898	0	0
Class P	0	0	0	0
Class RV	0	0	0	0
Class RC	0	0	0	0

		2,822,263		413,477

Payment for shares redeemed
Class I	(10,102,076,840)	(10,102,076,840)	(2,904,011,067)	(2,904,011,067)
Class AD	(11,012,585)	(11,012,585)	0	0
Class IN	(59,190,811)	(59,190,811)	0	0
Class IS	(723,980,377)	(723,980,377)	0	0
Class P	(290,603,442)	(290,603,442)	0	0
Class RV	(95,591,877)	(95,591,877)	0	0
Class RC	(14,688,520)	(14,688,520)	0	0

		(11,297,144,452)		(2,904,011,067)

Net asset value of shares issued in acquisition
Class I	93,393,532	93,393,532	0	0
Class AD	20,169	20,169	0	0
Class IN	16,294,439	16,294,439	0	0
Class IS	74,482,124	74,482,124	0	0
Class P	46,419,713	46,419,713	0	0
Class RV	20,099,173	20,099,173	0	0
Class RC	3,845,677	3,845,677	0	0

		254,554,827		0

(a) For Classes AD, IN, IS, P, RV and RC, for the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
(b) Year ended February 29.
(c) For the three months ended February 28, 2003. The Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.
See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended February 28,
	2004(a)(b)	2003(c)

Capital share transactions continued
Net increase (decrease) in net assets resulting from capital share transactions	$ (128,381,956)	$ 46,151,434

Total increase (decrease) in net assets	(128,383,774)	46,158,182
Net assets
Beginning of period	1,763,107,117	1,716,948,935

End of period	$ 1,634,723,343	$ 1,763,107,117

Undistributed (overdistributed) net investment income	$ 2,524	$ (23,902)

(a) For Classes AD, IN, IS, P, RV and RC, for the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
(b) Year ended February 29.
(c) For the three months ended February 28, 2003. The Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.
See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended November 30, 2002

Operations
Net investment income		$ 32,861,018
Net realized losses on securities		(1,020)

Net increase in net assets resulting from operations		32,859,998

Distributions to shareholders from
Net investment income -- Class I		(32,889,120)
	Shares
Capital share transactions
Proceeds from shares sold -- Class I	7,314,541,626	7,314,541,740
Net asset value of shares issued in reinvestment of distributions -- Class I	212,744	212,744
Payment for shares redeemed -- Class I	(7,898,911,848)	(7,898,911,848)

Net decrease in net assets resulting from capital share transactions		(584,157,364)

Total decrease in net assets		(584,186,486)
Net assets
Beginning of period		2,301,135,421

End of period		$ 1,716,948,935

Overdistributed net investment income		$ (31,867)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Prime Cash Management Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain capital loss carryovers assumed as a result of acquisitions.

21

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.30% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended February 29, 2004, EIMC waived its fee in the amount of $3,044,544 which represents 0.19% of the Fund's average daily net assets. Total amounts subject to recoupment as of February 29, 2004 were $3,633,261.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

22

NOTES TO FINANCIAL STATEMENTS continued

5. ACQUISITION

Effective on the close of business on June 13, 2003, the Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Cash Management Money Market Fund in a tax-free exchange for Class I, Class AD, Class IN, Class IS, Class P, Class RV and Class RC shares of the Fund. The aggregate net assets of the Fund and Evergreen Cash Management Money Market Fund immediately prior to the acquisition were $1,257,130,875 and $254,554,827, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,511,685,702.

6. SECURITIES TRANSACTIONS

On February 29, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 29, 2004, the Fund had $67,764 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2010	2011	2012

$143	$40,707	$1,217	$25,697

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 29, 2004, the Fund incurred and will elect to defer post-October losses of $2,547.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 29, 2004, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of February 29, 2004, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $2,524 and capital loss carryover and post-October loss in the amount of $70,311.

The tax character of distributions paid for the years ended February 29, 2004 and February 28, 2003 were $15,276,827 and $6,072,220, respectively, of ordinary income.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

23

NOTES TO FINANCIAL STATEMENTS continued

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended February 29, 2004, the Fund had no borrowings under this agreement.

12. SUBSEQUENT EVENT

Effective April 1, 2004, EIMC is paid an annual fee of 0.20% of the Fund's average daily net assets.

24

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Prime Cash Management Fund, a series of Evergreen Select Money Market Trust, as of February 29, 2004, and the related statement of operations for the year then ended and the related statements of changes in net assets and financial highlights for each of the year then ended and for the period from December 1, 2002 to February 28, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended November 30, 2004 and financial highlights for each of the years in the four-year period ended November 30, 2002 were audited by other auditors whose report, dated January 14, 2002, expressed and unqualified opinion on that statement and those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Prime Cash Management Fund, as of February 29, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
April 2, 2004

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $250.4 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of February 29, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565580 rv1     4/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 6 series of the Registrant's annual financial statements for the fiscal years ended February 28, 2003 and February 29, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$162,252.00	$187,555.09

Audit-related fees (1)	$ 4,000.00	$ 5,178.57
Audit and audit-related fees	$166,252.00	$192,733.66

Tax fees (2)	$ 19,302.37	$ 4,436.27

All other fees	$ 0.00	$ 0.00

Total fees	$185,554.37	$197,169.93
(1) Audit-related fees consists principally of fees for agreed-upon procedures related to fund mergers.
(2) Tax fees consists of fees for tax consultation, tax compliance and tax review for fund mergers.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit -related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 21, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: April 21, 2004